Artisan Developing World Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.2%

Argentina - 5.0%
MercadoLibre, Inc. *	246	$411,314

Brazil - 2.3%
StoneCo Ltd., Class A *	2,292	192,380

China - 38.1%
Aier Eye Hospital Group Co. Ltd., Class A	16,864	193,119
Alibaba Group Holding Ltd., ADR *	2,166	504,161
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,504	76,793
Hundsun Technologies, Inc., Class A	5,365	86,052
JD Health International, Inc. *	4,522	87,493
KE Holdings, Inc., ADR *	3,105	191,100
Kweichow Moutai Co. Ltd., Class A	851	260,134
Meituan, Class B *	9,651	366,731
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,221	209,815
TAL Education Group, ADR *	4,958	354,579
Tencent Holdings Ltd.	4,847	352,654
Wuxi Biologics Cayman, Inc. *	27,815	368,832
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,259	92,422

		3,143,885

France - 4.0%
Hermes International	81	86,632
LVMH Moet Hennessy Louis Vuitton SE	387	241,436

		328,068

Hong Kong - 1.0%
AIA Group Ltd.	6,616	81,070

India - 3.1%
HDFC Bank Ltd., ADR *	3,513	253,833

Netherlands - 7.2%
Adyen NV *	152	352,749
ASML Holding NV, NYRS	496	241,810

		594,559

Russia - 1.9%
Yandex NV, Class A *	2,218	154,351

Taiwan - 6.1%
Sea Ltd., ADR *	2,547	506,991

United States - 30.5%
Estee Lauder Cos., Inc. (The), Class A	907	241,523
Netflix, Inc. *	446	241,150
NIKE, Inc., Class B	537	76,014
NVIDIA Corp.	721	376,713
Uber Technologies, Inc. *	7,393	377,050
Unity Software, Inc. *	2,332	357,824
Veeva Systems, Inc., Class A *	1,240	337,495
Visa, Inc., Class A	2,330	509,719

		2,517,488

Total common stocks (Cost $4,429,764)		8,183,939

SHORT-TERM INVESTMENTS - 0.5%

INVESTMENT COMPANIES - 0.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	15,377	15,377
Federated Treasury Obligations Fund - Institutional Class, 0.01%	14,925	14,925
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	14,925	14,925

Total short-term investments (Cost $45,227)		45,227

Total investments - 99.7% (Cost $4,474,991)		8,229,166

Other assets less liabilities - 0.3%		24,251

Total net assets - 100.0% (1)		$8,253,417

Artisan Developing World Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,255,146	15.3%
Consumer Discretionary	2,128,360	25.9
Consumer Staples	578,450	7.0
Financials	334,903	4.1
Health Care	1,201,683	14.6
Industrials	377,050	4.6
Information Technology	2,117,247	25.7
Real Estate	191,100	2.3
Short-Term Investments	45,227	0.5

Total investments	$8,229,166	100.0%

TRADING CURRENCIES
Dollar values in thousands

	Value	Percentage of Total Investments
Chinese yuan renminbi offshore	$918,335	11.1%
Euro	680,817	8.3
Hong Kong dollar	1,256,780	15.3
U.S. dollar	5,373,234	65.3

Total investments	$8,229,166	100.0%

See notes to N-PORT Part F.

Artisan Focus Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 83.5%

Capital Markets - 6.5%
BlackRock, Inc.	80	$57,748
Blackstone Group, Inc. (The), Class A	694	44,949
Moody’s Corp.	43	12,538

		115,235

Commercial Services & Supplies - 1.6%
Copart, Inc. *	221	28,164

Electrical Equipment - 2.9%
AMETEK, Inc.	428	51,713

Electronic Equipment, Instruments & Components - 3.3%
Amphenol Corp., Class A	450	58,823

Entertainment - 1.2%
Live Nation Entertainment, Inc. *	290	21,328

Insurance - 3.0%
Aon plc, Class A(3)	250	52,896

Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. *	19	63,256

IT Services - 9.2%
Fidelity National Information Services, Inc.	618	87,480
Global Payments, Inc.	177	38,040
Mastercard, Inc., Class A	105	37,531

		163,051

Life Sciences Tools & Services - 3.7%
Agilent Technologies, Inc.	348	41,204
Thermo Fisher Scientific, Inc.	54	25,163

		66,367

Media - 1.8%
Charter Communications, Inc., Class A *	48	31,818

Professional Services - 5.8%
IHS Markit Ltd.	708	63,583
TransUnion	400	39,686

		103,269

Road & Rail - 7.5%
Kansas City Southern	195	39,726
Uber Technologies, Inc. *	1,103	56,248
Union Pacific Corp.	176	36,638

		132,612

Semiconductors & Semiconductor Equipment - 12.9%
Advanced Micro Devices, Inc. *	325	29,808
Analog Devices, Inc.	507	74,911
NVIDIA Corp.	74	38,549
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	344	37,537
Texas Instruments, Inc.	286	46,918

		227,723

Software - 9.6%
Atlassian Corp. plc, Class A *	78	18,173
Cloudflare, Inc., Class A *	180	13,681
Intuit, Inc.	148	56,286
Microsoft Corp. (3)	364	81,062

		169,202

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc. (3)	796	105,568

Wireless Telecommunication Services - 4.9%
T-Mobile US, Inc. *	646	87,165

Total common stocks (Cost $1,075,667)		1,478,190

	No. of Contracts‡
OPTIONS PURCHASED - 15.6%

Call Options - 15.3%
Aerospace & Defense - 2.0%
Boeing Co. (The) 5/21/2021 at USD 190.00; Notional Amount: USD 60,750	2,838	10,969
TransDigm Group, Inc. 5/21/2021 at USD 360.00; Notional Amount: USD 54,954	888	23,745

		34,714

Capital Markets - 0.1%
Blackstone Group, Inc. (The) 3/19/2021 at USD 62.50; Notional Amount: USD 32,399	4,999	2,237

Entertainment - 2.2%
Walt Disney Co. (The) 4/16/2021 at USD 150.00; Notional Amount: USD 42,903	2,368	8,246
1/21/2022 at USD 60.00; Notional Amount: USD 44,878	2,477	30,226

		38,472

Hotels, Restaurants & Leisure - 1.5%
Hilton Worldwide Holdings, Inc. 4/16/2021 at USD 65.00; Notional Amount: USD 62,150	5,586	26,226

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc. 4/16/2021 at USD 2,300.00; Notional Amount: USD 40,314	181	2,629

Artisan Focus Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

	No. of Contracts‡	Value
IT Services - 0.4%
Mastercard, Inc. 4/16/2021 at USD 350.00; Notional Amount: USD 96,766	2,711	$7,571

Road & Rail - 1.6%
CSX Corp. 5/21/2021 at USD 40.00; Notional Amount: USD 23,659	2,607	13,276
Uber Technologies, Inc. 6/18/2021 at USD 55.00; Notional Amount: USD 32,523	6,377	3,475
Union Pacific Corp. 1/21/2022 at USD 90.00; Notional Amount: USD 21,280	1,022	12,116

		28,867

Semiconductors & Semiconductor Equipment - 6.0%
Analog Devices, Inc. 6/18/2021 at USD 60.00; Notional Amount: USD 47,540	3,218	28,238
Micron Technology, Inc. 4/16/2021 at USD 72.50; Notional Amount: USD 55,881	7,433	6,783
6/18/2021 at USD 25.00; Notional Amount: USD 69,241	9,210	46,326
Taiwan Semiconductor Manufacturing Co. Ltd. 1/21/2022 at USD 40.00; Notional Amount: USD 39,353	3,609	25,019

		106,366

Software - 0.1%
Intuit, Inc. 4/16/2021 at USD 390.00; Notional Amount: USD 36,807	969	1,987

Specialty Retail - 1.3%
TJX Cos., Inc. (The) 4/16/2021 at USD 35.00; Notional Amount: USD 45,481	6,660	22,178

Total call options		271,247

Put Options - 0.3%

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 2/19/2021 at USD 3,100.00; Notional Amount: USD 38,757	119	1,226

Life Sciences Tools & Services - 0.0% (2)
Thermo Fisher Scientific, Inc. 1/15/2021 at USD 470.00; Notional Amount: USD 18,072	388	465

Media - 0.0% (2)
Charter Communications, Inc. 1/15/2021 at USD 650.00; Notional Amount: USD 9,196	139	106

Semiconductors & Semiconductor Equipment - 0.0% (2)
NVIDIA Corp. 1/15/2021 at USD 520.00; Notional Amount: USD 30,288	580	805

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 2/19/2021 at USD 120.00; Notional Amount: USD 142,589	10,746	2,987

Total put options		5,589

Total Options Purchased (Cost $196,884)		276,836

	Shares Held
SHORT-TERM INVESTMENTS - 3.2%

INVESTMENT COMPANIES - 3.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	19,170	19,170
Federated Treasury Obligations Fund - Institutional Class, 0.01%	18,606	18,606
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	18,606	18,606

Total short-term investments (Cost $56,382)		56,382

Total investments - 102.3% (Cost $1,328,933)		1,811,408

WRITTEN OPTION CONTRACTS – (1.6)% (Premiums received $(32,177))		(28,695)

Other assets less liabilities - (0.7%)		(12,067)

Total net assets - 100.0% (4)		$1,770,646

Artisan Focus Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

*	Non-income producing security.
‡	One contract is equal to 100 shares.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	U.S. dollar

(2)	Amount rounds to less than 0.1%.
(3)	At December 31, 2020, all or a portion of this security was pledged to cover collateral requirements for written options.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
USD	U.S. dollar

Artisan Focus Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$140,311	7.7%
Consumer Discretionary	63,256	3.5
Financials	168,131	9.3
Health Care	66,367	3.7
Industrials	315,758	17.4
Information Technology	724,367	40.0
Options Purchased	276,836	15.3
Short-Term Investments	56,382	3.1

Total investments	$1,811,408	100.0%

Written Option Contracts

Call Options

Dollar value in thousands except exercise price

Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premiums (Received) by Fund	Market Value	Unrealized Appreciation (Depreciation)
194	Amazon.com, Inc.	$3,150	$(63,184)	01/15/21	$(3,151)	$(2,668)	$483
7,950	Apple, Inc.	125	(105,489)	02/19/21	(9,296)	(9,321)	(25)
480	Charter Communications, Inc.	620	(31,754)	01/15/21	(3,118)	(2,114)	1,004
431	Moody’s Corp.	280	(12,509)	01/15/21	(531)	(526)	5
721	NVIDIA Corp.	510	(37,651)	01/15/21	(3,486)	(1,583)	1,903
1,978	S&P Global, Inc.	270	(65,023)	02/19/21	(11,583)	(11,759)	(176)
540	Thermo Fisher Scientific, Inc.	460	(25,152)	01/15/21	(1,012)	(724)	288

Total written option contracts					$(32,177)	$(28,695)	$3,482

‡	One contract is equal to 100 shares.

See notes to N-PORT Part F.

Artisan Global Discovery Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS - 96.4%

Brazil - 2.8%
Notre Dame Intermedica Participacoes SA (1)	307		$4,655
Pagseguro Digital Ltd., Class A *	58		3,279

			7,934

China - 3.2%
Li Ning Co. Ltd.	887		6,095
Sichuan Teway Food Group Co. Ltd., Class A	228		2,862

			8,957

Denmark - 7.2%
Ascendis Pharma A/S, ADR *	42		6,992
Genmab A/S *(1)	16		6,337
Vestas Wind Systems A/S (1)	29		6,871

			20,200

Germany - 8.7%
CTS Eventim AG & Co. KGaA *(1)	67		4,440
E.ON SE (1)	326		3,614
Evotec SE *(1)	71		2,630
Gerresheimer AG (1)	53		5,656
Puma SE *(1)	50		5,652
RWE AG (1)	58		2,467

			24,459

Hong Kong - 2.6%
Techtronic Industries Co. Ltd.	509		7,267

Japan - 3.6%
Hoya Corp. (1)	33		4,492
Obic Co. Ltd. (1)	27		5,410

			9,902

Luxembourg - 1.6%
Eurofins Scientific SE *	54		4,527

Netherlands - 2.4%
Koninklijke DSM NV	39		6,674

Spain - 0.7%
Banco Bilbao Vizcaya Argentaria SA	366		1,806

Switzerland - 2.7%
Aluflexpack AG *(1)	56		2,158
Belimo Holding AG (1)	—	(2)	1,998
Lonza Group AG (1)	5		3,432

			7,588

United Kingdom - 4.3%
Clarivate plc *	137		4,073
London Stock Exchange Group plc	51		6,261
Meggitt plc *	267		1,706

			12,040

United States - 56.6%
Advanced Micro Devices, Inc. *	83		7,629
Arista Networks, Inc. *	15		4,334
Atlassian Corp. plc, Class A *	32		7,548
Bentley Systems, Inc., Class B	57		2,304
Blackline, Inc. *	39		5,242
Boston Scientific Corp. *	234		8,400
Burlington Stores, Inc. *	17		4,534
Centene Corp. *	54		3,246
Ceridian HCM Holding, Inc. *	28		2,951
Chegg, Inc. *	26		2,342
Cognex Corp.	34		2,754
Coupa Software, Inc. *	4		1,241
Cree, Inc. *	17		1,826
DexCom, Inc. *	8		2,970
First Republic Bank	42		6,116
Fortive Corp.	87		6,163
Global Payments, Inc.	57		12,213
Guidewire Software, Inc. *	33		4,283
IHS Markit Ltd.	48		4,275
Ingersoll Rand, Inc. *	102		4,661
IPG Photonics Corp. *	13		2,830
iRhythm Technologies, Inc. *	9		2,223
Lattice Semiconductor Corp. *	120		5,490
Morningstar, Inc.	11		2,653
New York Times Co. (The), Class A	86		4,460
Novanta, Inc. *	26		3,133
Ollie’s Bargain Outlet Holdings, Inc. *	36		2,974
Skyworks Solutions, Inc.	31		4,684
Take-Two Interactive Software, Inc. *	18		3,794
Teledyne Technologies, Inc. *	22		8,670
Tradeweb Markets, Inc., Class A	42		2,642
Veeva Systems, Inc., Class A *	27		7,242
Zoom Video Communications, Inc., Class A *	8		2,827
Zscaler, Inc. *	15		2,945
Zynga, Inc., Class A *	705		6,958

			158,557

Total common stocks (Cost $176,193)			269,911

Artisan Global Discovery Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 3.5%

INVESTMENT COMPANIES - 3.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	3,375	3,375
Federated Treasury Obligations Fund - Institutional Class, 0.01%	3,275	3,275
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	3,275	3,275

Total short-term investments (Cost $9,925)		9,925

Total investments - 99.9% (Cost $186,118)		279,836

Other assets less liabilities - 0.1%		389

Total net assets - 100.0%(3)		$280,225

Artisan Global Discovery Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $59,812, or 21.3% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Amount rounds to less than one.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$19,652	7.0%
Consumer Discretionary	21,597	7.7
Consumer Staples	2,862	1.0
Financials	19,478	7.0
Health Care	62,802	22.4
Industrials	45,684	16.3
Information Technology	82,923	29.6
Materials	8,832	3.2
Utilities	6,081	2.2
Short-Term Investments	9,925	3.6

Total investments	$279,836	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$4,655	1.7%
British pound	7,967	2.9
Chinese yuan renminbi offshore	2,862	1.0
Danish krone	13,208	4.7
Euro	37,466	13.4
Hong Kong dollar	13,362	4.8
Japanese yen	9,902	3.5
Swiss franc	7,588	2.7
U.S. dollar	182,826	65.3

Total investments	$279,836	100.0%

See notes to N-PORT Part F.

Artisan Global Equity Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS - 98.9%

Argentina - 0.3%
MercadoLibre, Inc. *	—	(1)	$794

Belgium - 1.3%
UCB SA	36		3,705

Brazil - 0.2%
Azul SA (Preference) *(2)	91		693

Canada - 1.1%
Canadian Pacific Railway Ltd.	10		3,330

China - 6.9%
Alibaba Group Holding Ltd., ADR *	14		3,170
Blue Moon Group Holdings Ltd. *	1,181		2,325
China International Capital Corp. Ltd., Class H *	1,676		4,539
Chindata Group Holdings Ltd., ADR *	75		1,807
Midea Group Co. Ltd., Class A	194		2,926
Tencent Holdings Ltd.	50		3,601
Wuliangye Yibin Co. Ltd., Class A	43		1,905
Yatsen Holding Ltd., ADR *	6		107

			20,380

Denmark - 2.0%
Ascendis Pharma A/S, ADR *	23		3,773
Genmab A/S *(2)	6		2,258

			6,031

France - 0.4%
Adevinta ASA *(2)	14		241
Air Liquide SA	6		1,036

			1,277

Germany - 6.6%
AIXTRON SE *(2)	155		2,701
Brenntag AG (2)	16		1,200
Delivery Hero SE *(2)	9		1,450
Deutsche Boerse AG (2)	21		3,601
MTU Aero Engines AG (2)	5		1,433
Scout24 AG (2)	28		2,276
Siemens AG (2)	20		2,862
Siemens Energy AG *	112		4,122

			19,645

Hong Kong - 2.2%
AIA Group Ltd.	298		3,647
China Youzan Ltd. *	10,016		2,984

			6,631

India - 1.0%
Reliance Industries Ltd.	109		2,960

Ireland - 1.2%
CRH plc	87		3,617

Japan - 5.3%
Hoya Corp. (2)	23		3,158
Jeol Ltd.(2)	149		7,040
Nihon Unisys Ltd. (2)	14		550
OBIC Business Consultants Co. Ltd. (2)	27		1,839
Obic Co. Ltd. (2)	8		1,669
TeamSpirit, Inc. *(2)	83		1,578

			15,834

Netherlands - 4.3%
Argenx SE, ADR *	11		3,372
CM.com NV *	136		5,154
NXP Semiconductors NV	18		2,867
uniQure NV *	37		1,350

			12,743

Portugal - 1.0%
EDP - Energias de Portugal SA	481		3,031

Russia - 1.4%
MMC Norilsk Nickel PJSC, ADR	53		1,652
Ozon Holdings plc, ADR *	61		2,539

			4,191

South Korea - 1.0%
Samsung Electronics Co. Ltd. (2)	38		2,866

Sweden - 2.1%
Nibe Industrier AB, Class B (2)	106		3,487
Sandvik AB *(2)	110		2,678

			6,165

Switzerland - 5.2%
Adecco Group AG (2)	17		1,155
Idorsia Ltd. *(2)	81		2,322
LafargeHolcim Ltd. *(2)	35		1,939
Medacta Group SA *(2)	41		4,045
Nestle SA (2)	24		2,861
Roche Holding AG (2)	9		3,220

			15,542

United Kingdom - 4.8%
AVEVA Group plc	126		5,523
Clarivate plc *	95		2,823
Compass Group plc	75		1,404
Linde plc (2)	17		4,370

			14,120

United States - 50.6%
ACADIA Pharmaceuticals, Inc. *	141		7,554
Acceleron Pharma, Inc. *	35		4,502
Alphabet, Inc., Class A *	3		4,471
Alphabet, Inc., Class C *	1		1,976
Amazon.com, Inc. *	3		8,836
American Software, Inc., Class A	19		322

Artisan Global Equity Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

Blueprint Medicines Corp. *	35	3,969
Carrier Global Corp.	173	6,543
Colfax Corp. *	82	3,151
Fidelity National Information Services, Inc.	51	7,271
Foley Trasimene Acquisition Corp. II, Class A *	161	2,429
Halozyme Therapeutics, Inc. *	268	11,435
Horizon Therapeutics plc *	54	3,921
Illumina, Inc. *	19	6,917
Insmed, Inc. *	50	1,665
Johnson Controls International plc	170	7,935
L3Harris Technologies, Inc.	5	987
Mastercard, Inc., Class A	11	4,079
Microsoft Corp.	39	8,691
Natera, Inc. *	55	5,481
Otis Worldwide Corp.	85	5,726
Splunk, Inc. *	23	3,896
SVMK, Inc. *	147	3,755
Synopsys, Inc. *	23	5,864
T-Mobile US, Inc. *	42	5,730
Vertiv Holdings Co.	508	9,481
Vesper Healthcare Acquisition Corp., Class A *	80	903
ViewRay, Inc. *	639	2,440
Walt Disney Co. (The) *	29	5,245
Workiva, Inc. *	56	5,135

		150,310

Total common stocks (Cost $212,191)		293,865

SHORT-TERM INVESTMENTS - 1.4%

INVESTMENT COMPANIES - 1.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	1,457	1,457
Federated Treasury Obligations Fund - Institutional Class, 0.01%	1,414	1,414
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	1,414	1,414

Total short-term investments (Cost $4,285)		4,285

Total investments - 100.3% (Cost $216,476)		298,150

Other assets less liabilities - (0.3)%		(859)

Total net assets - 100.0% (3)		$297,291

Artisan Global Equity Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

*	Non-income producing security.
(1)	Amount rounds to less than one.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $63,492, or 21.4% of total net assets. See notes (A) and (B) in the accompanying notes.

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations/Definitions

ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$23,540	7.9%
Consumer Discretionary	21,119	7.1
Consumer Staples	7,198	2.4
Energy	2,960	1.0
Financials	15,119	5.1
Health Care	82,127	27.6
Industrials	57,606	19.3
Information Technology	68,551	23.0
Materials	12,614	4.2
Utilities	3,031	1.0
Short-Term Investments	4,285	1.4

Total investments	$298,150	100.0%

Artisan Global Equity Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$693	0.2%
British pound	6,927	2.3
Canadian dollar	3,330	1.1
Chinese yuan renminbi offshore	4,831	1.6
Danish krone	2,258	0.8
Euro	40,558	13.6
Hong Kong dollar	17,096	5.7
Indian rupee	2,960	1.0
Japanese yen	15,834	5.3
Korean won	2,866	1.0
Norwegian krone	241	0.1
Swedish krona	6,165	2.1
Swiss franc	15,542	5.2
U.S. dollar	178,849	60.0

Total investments	$298,150	100.0%

See notes to N-PORT Part F.

Artisan Global Opportunities Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.4%

Brazil - 3.4%
Notre Dame Intermedica Participacoes SA (1)	4,108	$62,326
Pagseguro Digital Ltd., Class A *	2,000	113,768

		176,094

China - 1.0%
Tencent Holdings Ltd.	715	52,040

Denmark - 7.5%
Genmab A/S * (1)	393	159,082
Orsted A/S(1)	427	87,263
Vestas Wind Systems A/S (1)	604	142,965

		389,310

Hong Kong - 6.2%
AIA Group Ltd.	5,432	66,570
Techtronic Industries Co. Ltd.	17,876	255,023

		321,593

Japan - 3.3%
Hoya Corp. (1)	556	76,855
Keyence Corp. (1)	169	94,942

		171,797

Netherlands - 4.4%
Adyen NV *	16	37,790
Koninklijke DSM NV	664	114,281
Koninklijke Philips NV *	1,510	80,775

		232,846

South Korea - 1.0%
LG Chem Ltd. *(1)	70	53,642

Spain - 2.4%
Iberdrola SA	8,992	128,531

Sweden - 4.4%
Hexagon AB, Class B (1)	1,019	92,753
Telefonaktiebolaget LM Ericsson, Class B (1)	11,416	135,385

		228,138

Switzerland - 4.5%
Lonza Group AG (1)	278	178,266
UBS Group AG (1)	4,008	56,063

		234,329

United Kingdom - 7.8%
AstraZeneca plc	2,078	208,097
London Stock Exchange Group plc	1,020	125,697
Reckitt Benckiser Group plc	794	70,992

		404,786

United States - 49.5%
Activision Blizzard, Inc.	1,961	182,115
Advanced Micro Devices, Inc. *	2,028	186,007
Alphabet, Inc., Class A *	61	106,452
Aptiv plc	885	115,336
Arista Networks, Inc. *	354	102,785
Atlassian Corp. plc, Class A *	423	98,869
Boston Scientific Corp. *	3,828	137,601
Ceridian HCM Holding, Inc. *	587	62,576
Coupa Software, Inc. *	84	28,560
Danaher Corp.	631	140,094
DexCom, Inc. *	71	26,390
Fidelity National Information Services, Inc.	1,334	188,766
Fortive Corp.	1,753	124,158
IHS Markit Ltd.	1,633	146,680
Lowe’s Cos., Inc.	800	128,384
Microsoft Corp.	592	131,767
Netflix, Inc. *	174	94,024
NextEra Energy, Inc.	1,951	150,499
S&P Global, Inc.	90	29,556
Starbucks Corp.	579	61,989
TJX Cos., Inc. (The)	1,730	118,121
Uber Technologies, Inc. *	476	24,270
Veeva Systems, Inc., Class A *	464	126,412
Zoom Video Communications, Inc., Class A *	197	66,298

		2,577,709

Total common stocks (Cost $3,024,172)		4,970,815

SHORT-TERM INVESTMENTS - 4.1%

INVESTMENT COMPANIES - 4.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	71,903	71,903
Federated Treasury Obligations Fund - Institutional Class, 0.01%	69,788	69,788
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	69,788	69,788

Total short-term investments (Cost $211,479)		211,479

Total investments - 99.5% (Cost $3,235,651)		5,182,294

Other assets less liabilities - 0.5%		25,294

Total net assets - 100.0% (2)		$5,207,588

Artisan Global Opportunities Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,139,542, or 21.9% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$434,631	8.4%
Consumer Discretionary	423,830	8.2
Consumer Staples	70,992	1.4
Financials	277,886	5.4
Health Care	1,195,898	23.0
Industrials	693,096	13.4
Information Technology	1,340,266	25.9
Materials	167,923	3.2
Utilities	366,293	7.0
Short-Term Investments	211,479	4.1

Total investments	$5,182,294	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$62,326	1.2%
British pound	404,786	7.8
Danish krone	389,310	7.5
Euro	361,377	7.0
Hong Kong dollar	373,633	7.2
Japanese yen	171,797	3.3
Korean won	53,642	1.1
Swedish krona	228,138	4.4
Swiss franc	234,329	4.5
U.S. dollar	2,902,956	56.0

Total investments	$5,182,294	100.0%

See notes to N-PORT Part F.

Artisan Global Value Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.9%

Belgium - 1.9%
Groupe Bruxelles Lambert SA	410	$41,341

Brazil - 1.7%
Telefonica Brasil SA, ADR	4,092	36,216

Canada - 1.0%
Imperial Oil Ltd.	1,186	22,518

China - 3.6%
Baidu, Inc., ADR *	359	77,612

France - 2.6%
Danone SA	582	38,201
Sodexo SA	228	19,322

		57,523

Germany - 3.3%
HeidelbergCement AG (1)	946	70,751

Netherlands - 4.5%
ING Groep NV *	2,906	27,130
NXP Semiconductors NV	450	71,535

		98,665

South Korea - 6.3%
Samsung Electronics Co. Ltd. (1)	1,820	136,030

Switzerland - 12.4%
Cie Financiere Richemont SA (1)	943	85,183
Novartis AG (1)	1,116	105,411
UBS Group AG (1)	5,638	78,851

		269,445

United Kingdom - 9.0%
BAE Systems plc	6,796	45,424
Compass Group plc	4,267	79,534
Lloyds Banking Group plc *	69,839	34,802
Tesco plc	11,352	35,923

		195,683

United States - 47.6%
Advance Auto Parts, Inc.	160	25,238
Alphabet, Inc., Class A *	41	71,997
Alphabet, Inc., Class C *	15	26,294
American Express Co.	516	62,377
Anthem, Inc.	232	74,511
Bank of New York Mellon Corp. (The)	1,798	76,296
Berkshire Hathaway, Inc., Class B *	280	64,884
Booking Holdings, Inc. *	30	67,580
Citigroup, Inc.	1,085	66,879
Cognizant Technology Solutions Corp., Class A	1,097	89,901
DENTSPLY SIRONA, Inc.	1,327	69,501
Expedia Group, Inc.	491	64,981
Facebook, Inc., Class A *	267	72,826
FedEx Corp.	124	32,224
Marsh & McLennan Cos., Inc.	486	56,812
Progressive Corp. (The)	498	49,245
Southwest Airlines Co.	903	42,093
Visa, Inc., Class A	90	19,594

		1,033,233

Total common stocks (Cost $1,458,290)		2,039,017

SHORT-TERM INVESTMENTS - 5.7%

INVESTMENT COMPANIES - 5.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	41,942	41,942
Federated Treasury Obligations Fund - Institutional Class, 0.01%	40,709	40,709
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	40,708	40,708

Total short-term investments (Cost $123,359)		123,359

	No. of Warrants	Value
WARRANTS - 0.0% (2)

Switzerland - 0.0% (2)
Cie Financiere Richemont SA, expiring 11/22/2023, price 67 CHF (Cost $ - ) *(1)	1,853	482

Total investments - 99.6% (Cost $1,581,649)		2,162,858

Other assets less liabilities - 0.4%		7,490

Total net assets - 100.0% (3)		$2,170,348

Artisan Global Value Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $476,708, or 22.0% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Amount rounds to less than 0.1%.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
CHF	Swiss franc

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$284,945	13.2%
Consumer Discretionary	342,320	15.8
Consumer Staples	74,124	3.4
Energy	22,518	1.0
Financials	558,617	25.8
Health Care	249,423	11.5
Industrials	119,741	5.6
Information Technology	317,060	14.7
Materials	70,751	3.3
Short-Term Investments	123,359	5.7

Total investments	$2,162,858	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$195,683	9.1%
Canadian dollar	22,518	1.0
Euro	196,745	9.1
Korean won	136,030	6.3
Swiss franc	269,927	12.5
U.S. dollar	1,341,955	62.0

Total investments	$2,162,858	100.0%

See notes to N-PORT Part F.

Artisan High Income Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 68.2%

Advertising - 0.3%
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (1)	$15,947	$17,582

Aerospace/Defense - 0.6%
Signature Aviation US Holdings, Inc. 4.00%, 3/1/2028 (1)	32,372	32,585

Airlines - 1.4%
Delta Air Lines, Inc.
2.90%, 10/28/2024	20,000	19,729
7.38%, 1/15/2026	16,450	18,787
4.38%, 4/19/2028	11,088	11,146
3.75%, 10/28/2029	32,750	31,728

		81,390

Auto Manufacturers - 0.7%
Tesla, Inc. 5.30%, 8/15/2025 (1)	37,000	38,572

Chemicals - 0.3%
Methanex Corp. 5.13%, 10/15/2027 (2)	16,277	17,691

Commercial Services - 0.1%
Capitol Investment Merger Sub 2 LLC 10.00%, 8/1/2024 (1)	6,615	7,240

Distribution/Wholesale - 0.9%
Core & Main Holdings LP 8.63% Cash, 9.38% PIK, 9/15/2024 (1)(3)	20,971	21,443
Core & Main LP 6.13%, 8/15/2025 (1)	30,000	31,012

		52,455

Diversified Financial Services - 4.0%
AG Issuer LLC 6.25%, 3/1/2028 (1)	20,135	20,362
Alliance Data Systems Corp. 7.00%, 1/15/2026 (1)	30,480	32,242
NFP Corp. 6.88%, 8/15/2028 (1)	160,489	171,351

		223,955

Engineering & Construction - 2.0%
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/2022	30,120	30,890
New Enterprise Stone & Lime Co., Inc. 9.75%, 7/15/2028 (1)	14,000	15,330
Tutor Perini Corp. 6.88%, 5/1/2025 (1)	68,769	67,909

		114,129

Entertainment - 0.1%
Affinity Gaming 6.88%, 12/15/2027 (1)	1,815	1,899
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025 (1)	3,754	4,075

		5,974

Food - 1.2%
H-Food Holdings LLC 8.50%, 6/1/2026 (1)	63,666	66,531

Hand/Machine Tools - 0.9%
Werner FinCo. LP 8.75%, 7/15/2025 (1)	46,856	49,667

Healthcare-Services - 1.8%
HCA, Inc.
3.50%, 9/1/2030	6,872	7,298
5.50%, 6/15/2047	10,000	13,337
Surgery Center Holdings, Inc.
6.75%, 7/1/2025 (1)	8,955	9,112
10.00%, 4/15/2027 (1)	64,776	71,577

		101,324

Holding Companies-Diversified - 2.4%
VistaJet Malta Finance plc 10.50%, 6/1/2024 (1)(2)	131,167	134,446

Home Builders - 0.8%
PulteGroup, Inc. 7.88%, 6/15/2032	29,000	43,391

Insurance - 7.0%
Acrisure LLC
7.00%, 11/15/2025 (1)	77,212	80,382
10.13%, 8/1/2026 (1)	55,717	63,935
Aon Corp. 8.21%, 1/1/2027	29,945	40,099
Ardonagh Midco 2 plc 11.50% Cash, 12.75% PIK, 1/15/2027 (1)(2)(3)(7)	97,000	105,246
AssuredPartners, Inc. 7.00%, 8/15/2025 (1)	29,143	30,205
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (1)	35,360	38,399
Highlands Holdings Bond Issuer Ltd. 7.63% Cash, 8.38% PIK, 10/15/2025 (1)(2)(3)	16,225	17,320
HUB International Ltd. 7.00%, 5/1/2026 (1)	19,244	20,125

		395,711

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal amount, shares and dollar values in thousands

Internet - 2.3%
Arches Buyer, Inc. 4.25%, 6/1/2028 (1)		4,775	4,836
Cablevision Lightpath LLC
3.88%, 9/15/2027 (1)		3,812	3,836
5.63%, 9/15/2028 (1)		5,785	6,052
Cars.com, Inc. 6.38%, 11/1/2028 (1)		19,420	20,614
Expedia Group, Inc.
6.25%, 5/1/2025 (1)		44,390	51,443
4.63%, 8/1/2027 (1)		3,000	3,350
3.25%, 2/15/2030		35,036	36,445

			126,576

Iron/Steel - 0.6%
Big River Steel LLC 6.63%, 1/31/2029 (1)		34,072	36,798

Leisure Time - 3.7%
Carnival Corp.
1.88%, 11/7/2022	EUR	10,000	11,499
11.50%, 4/1/2023 (1)		44,233	51,147
10.50%, 2/1/2026 (1)		44,000	51,260
7.63%, 3/1/2026 (1)		28,650	31,214
NCL Corp. Ltd.
12.25%, 5/15/2024 (1)		29,500	35,400
5.88%, 3/15/2026 (1)		27,847	29,344

			209,864

Lodging - 1.8%
Hilton Domestic Operating Co., Inc. 5.75%, 5/1/2028 (1)		18,490	20,108
Marriott International, Inc.
3.60%, 4/15/2024		3,085	3,289
Series EE, 5.75%, 5/1/2025		8,803	10,295
Series R, 3.13%, 6/15/2026		15,250	16,267
Series X, 4.00%, 4/15/2028		7,500	8,293
Series AA, 4.65%, 12/1/2028		27,195	31,550
4.63%, 6/15/2030		984	1,154
4.50%, 10/1/2034		9,000	10,275

			101,231

Media - 4.3%
CCO Holdings LLC
5.50%, 5/1/2026 (1)		30,580	31,689
4.25%, 2/1/2031 (1)		14,000	14,754
Charter Communications Operating LLC 6.38%, 10/23/2035		40,408	55,323
CSC Holdings LLC
5.88%, 9/15/2022		47,077	49,843
5.25%, 6/1/2024		15,676	16,967
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (1)		3,979	4,148
5.38%, 1/15/2031 (1)		884	930
Sinclair Television Group, Inc.
5.88%, 3/15/2026 (1)		7,138	7,339
5.50%, 3/1/2030 (1)		10,046	10,473
Ziggo BV 5.50%, 1/15/2027 (1)(2)		46,870	48,921

			240,387

Mining - 1.0%
Compass Minerals International, Inc.
4.88%, 7/15/2024 (1)		10,392	10,782
6.75%, 12/1/2027 (1)		42,140	45,685

			56,467

Miscellaneous Manufacturing - 5.8%
General Electric Co.
Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 1/21/2021 (4)(5)		74,996	69,541
6.75%, 3/15/2032		143,917	201,663
6.88%, 1/10/2039		38,671	56,916

			328,120

Office Furnishings - 0.2%
Interface, Inc. 5.50%, 12/1/2028 (1)		9,550	10,051

Oil & Gas - 7.2%
Centennial Resource Production LLC
5.38%, 1/15/2026 (1)		17,826	12,434
6.88%, 4/1/2027 (1)		3,170	2,274
Comstock Resources, Inc.
7.50%, 5/15/2025 (1)		32,446	32,852
9.75%, 8/15/2026		35,589	38,169
9.75%, 8/15/2026		52,170	55,952
Endeavor Energy Resources LP
6.63%, 7/15/2025 (1)		6,885	7,367
5.50%, 1/30/2026 (1)		8,288	8,505
5.75%, 1/30/2028 (1)		33,200	35,813
EQT Corp.
7.88%, 2/1/2025		19,134	21,789
3.90%, 10/1/2027		21,866	21,723
Laredo Petroleum, Inc.
9.50%, 1/15/2025		29,250	25,447
10.13%, 1/15/2028		34,250	29,113
QEP Resources, Inc.
5.38%, 10/1/2022		16,116	16,784
5.25%, 5/1/2023		16,144	16,991
5.63%, 3/1/2026		23,321	25,573
Range Resources Corp.
5.00%, 8/15/2022		9,500	9,405
5.00%, 3/15/2023		5,000	4,875
4.88%, 5/15/2025		5,000	4,723
9.25%, 2/1/2026		34,303	35,847

			405,636

Packaging & Containers - 1.2%
LABL Escrow Issuer LLC
6.75%, 7/15/2026 (1)		18,786	20,344
10.50%, 7/15/2027 (1)		26,533	29,883
Plastipak Holdings, Inc.

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal amount, shares and dollar values in thousands

6.25%, 10/15/2025 (1)	14,379	14,810

		65,037

Pipelines - 0.2%
EQM Midstream Partners LP
6.00%, 7/1/2025 (1)	4,918	5,385
6.50%, 7/1/2027 (1)	4,918	5,538

		10,923

Real Estate - 2.4%
Realogy Group LLC
4.88%, 6/1/2023 (1)	71,475	72,905
7.63%, 6/15/2025 (1)	20,242	21,977
9.38%, 4/1/2027 (1)	37,796	41,859

		136,741

Real Estate Investment Trusts (REITS) - 4.6%
Host Hotels & Resorts LP
Series F, 4.50%, 2/1/2026	19,405	21,259
Series H, 3.38%, 12/15/2029	44,500	45,747
Series I, 3.50%, 9/15/2030	20,500	21,586
Park Intermediate Holdings LLC
7.50%, 6/1/2025 (1)	33,415	36,088
5.88%, 10/1/2028 (1)	20,000	21,300
RHP Hotel Properties LP 4.75%, 10/15/2027	6,534	6,763
Uniti Group LP
7.13%, 12/15/2024 (1)	57,971	58,551
7.88%, 2/15/2025 (1)	16,700	17,939
XHR LP 6.38%, 8/15/2025 (1)	26,395	27,847

		257,080

Retail - 7.0%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	16,124	16,809
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (1)	66,652	68,235
Brinker International, Inc.
3.88%, 5/15/2023	1,000	1,001
5.00%, 10/1/2024 (1)	23,010	23,988
Dave & Buster’s, Inc. 7.63%, 11/1/2025 (1)	38,346	40,359
Ferrellgas LP 10.00%, 4/15/2025 (1)	42,535	47,023
Michaels Stores, Inc. 8.00%, 7/15/2027 (1)	25,368	27,271
Nordstrom, Inc.
4.00%, 3/15/2027	17,331	17,171
4.38%, 4/1/2030	55,622	54,755
5.00%, 1/15/2044	93,472	87,415
Specialty Building Products Holdings LLC 6.38%, 9/30/2026 (1)	14,295	15,149

		399,176

Software - 0.9%
Ascend Learning LLC 6.88%, 8/1/2025 (1)	20,719	21,315
Castle US Holding Corp. 9.50%, 2/15/2028 (1)	28,500	28,500

		49,815

Telecommunications - 0.5%
Altice France Holding SA 6.00%, 2/15/2028 (1)(2)	20,667	20,930
Cincinnati Bell, Inc. 8.00%, 10/15/2025 (1)	8,055	8,589

		29,519

Total corporate bonds (Cost $3,438,130)		3,846,064

BANK LOANS - 26.5%

Advertising - 0.3%
Terrier Media Buyer, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 12/17/2026 (5)	15,324	15,320

Aerospace & Defense - 0.1%
Standard Aero Ltd. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 3.75%, 4/6/2026 (5)	4,061	3,857

Aerospace/Defense - 0.5%
Dynasty Acquisition Co., Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 3.75%, 4/6/2026 (5)	7,553	7,175
Jazz Acquisition, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 6/19/2026 (5)	24,707	22,830

		30,005

Airlines - 0.2%
American Airlines, Inc., First Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 6/27/2025 (5)	15,595	12,823

Building Materials - 0.1%
MI Windows and Doors, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/18/2027 (5)	7,630	7,640

Chemicals - 0.3%
Emerald Performance Materials LLC First Lien Term Loan

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal amount, shares and dollar values in thousands

(ICE LIBOR USD 1 Month + 4.00%), 5.00%, 8/12/2025 (5)	14,963	15,028

Commercial Services - 2.0%
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.27%, 5/21/2026 (5)	27,625	25,898
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 6.75%), 7.50%, 12/22/2025 (5)	65,560	66,380
USS Ultimate Holdings, Inc., First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 8/25/2024 (5)	19,782	19,738

		112,016

Distribution/Wholesale - 0.3%
Core & Main LP First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 8/1/2024 (5)	18,099	17,993

Diversified Financial Services - 0.2%
Advisor Group Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.15%, 7/31/2026 (5)	12,292	12,159

Entertainment - 0.5%
Playtika Holding Corp., First Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 12/10/2024 (2)(5)	23,156	23,269
SeaWorld Parks & Entertainment, Inc. First Lien Term Loan B5 (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 4/1/2024 (5)	6,475	6,281

		29,550

Food - 1.4%
Shearer’s Foods LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 9/23/2027 (5)	79,613	79,588

Food Service - 2.5%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 2/1/2023 (5)	90,341	88,515
TKC Holdings, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 8.00%), 9.00%, 2/1/2024 (5)	57,174	50,614

		139,129

Healthcare-Services - 2.0%
Cambrex Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.50%, 12/4/2026 (5)	16,425	16,548
Dental Corp. of Canada, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 6/8/2026 (2)(5)	10,674	10,621
Heartland Dental LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 3.65%, 4/30/2025 (5)	31,311	30,499
Surgery Center Holdings, Inc. First Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.25%, 9/3/2024 (5)	47,711	46,830
(ICE LIBOR USD 1 Month + 8.00%), 9.00%, 9/3/2024 (5)	12,141	12,429

		116,927

Insurance - 0.3%
Acrisure LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.65%, 2/15/2027 (5)	7,462	7,305
Ryan Specialty Group LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 9/1/2027 (5)	10,973	10,931

		18,236

Internet - 1.8%
Arches Buyer, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 12/6/2027 (5)	58,270	58,299
Barracuda Networks, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 10/30/2028 (5)	33,815	34,069
CNT Holdings I Corp. Second Lien Term Loan (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 11/6/2028 (5)	12,878	13,071

		105,439

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal amount, shares and dollar values in thousands

Leisure Time - 1.6%
Carnival Corp., First Lien Term Loan B (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 6/30/2025 (5)	52,993	54,450
Topgolf International, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 6.25%), 7.00%, 2/9/2026 (5)	33,825	33,973

		88,423

Machinery-Diversified - 0.2%
STS Operating, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 12/11/2024 (5)	9,737	9,278

Media - 0.0%(6)
EW Scripps Co. (The), First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 0.00%, 12/15/2027 (5)	2,694	2,694

Metal Fabricate/Hardware - 0.2%
US Tailwind Smith Cooper Intermediate Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 5.15%, 5/28/2026 (5)	11,187	10,541

Miscellaneous Manufacturing - 0.1%
Utex Industries, Inc.
(ICE LIBOR USD 1 Month + 7.00%), 8.50%, 10/1/2025 (5)(7)	4,776	4,788
(ICE LIBOR USD 1 Month + 0.00%), 10.50%, 10/1/2025 (5)(7)	2,303	2,242

		7,030

Packaging & Containers - 0.7%
Kloeckner Pentaplast of America, Inc., First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 6/30/2022 (2)(5)	39,552	39,414

Pharmaceuticals - 0.4%
Lanai Holdings III, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 8/29/2022 (5)	23,995	23,105

Retail - 2.0%
Fogo De Chao, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 4/7/2025 (5)	1,868	1,669
LBM Acquisition LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/17/2027 (5)	25,993	25,966
Portillo’s Holdings LLC First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 9/6/2024 (5)	44,508	44,174
Woof Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/21/2027 (5)	9,002	8,983
Zaxby’s Operating Co., LP First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/28/2027 (5)	15,305	15,305
Zaxby’s Operating Co., LP Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 7.50%, 12/28/2028 (5)	8,865	8,954

		105,051

Software - 6.5%
AQA Acquisition Holding, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 0.00%, 11/19/2027 (5)	9,710	9,649
Castle US Holding Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.00%, 1/29/2027 (5)	4,969	4,865
CommerceHub, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/29/2027 (5)	22,715	22,687
CommerceHub, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.75%, 12/2/2028 (5)	10,610	10,637
Epicor Software Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 7/30/2027 (5)	39,900	40,091
Epicor Software Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 8.75%, 7/31/2028 (5)	9,250	9,626
Finastra USA, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024 (5)	46,772	45,764
Informatica LLC Second Lien Term Loan

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal amount, shares and dollar values in thousands

(ICE LIBOR USD 3 Month + 7.13%), 7.13%, 2/25/2025 (5)	27,490	27,923
Ivanti Software, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 5.75%, 12/1/2027 (5)	48,550	48,383
Omnitracs LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 3/21/2025 (5)	26,650	26,717
Renaissance Holdings Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 5/30/2025 (5)	34,908	34,248
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.15%, 5/29/2026 (5)	22,617	22,306
Sophia L.P. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/7/2027 (5)	1,940	1,941
Ultimate Software Group, Inc. (The), First Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 5/4/2026 (5)	39,900	40,077
Ultimate Software Group, Inc. (The), Second Lien Term Loan (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 5/3/2027 (5)	17,980	18,452

		363,366

Telecommunications - 1.7%
Altice France SA First Lien Term Loan B11 (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 7/31/2025 (2)(5)	21,830	21,337
Delta Topco, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/1/2027 (5)	37,915	37,875
Delta Topco, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 8.00%, 12/1/2028 (5)	31,739	31,937

		91,149

Transportation - 0.6%
SIRVA Worldwide, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 5.65%, 8/4/2025 (6)	26,552	24,229

SIRVA Worldwide, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 5.71%, 8/4/2025 (6)	5,986	5,462
SIRVA Worldwide, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 5.73%, 8/4/2025 (6)	6,659	6,076
SIRVA Worldwide, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 5.75%, 8/4/2025 (6)	703	642
Total bank loans (Cost $1,471,930)		1,492,170

	Shares Held
COMMON STOCKS - 0.5%

Miscellaneous Manufacturing - 0.2%
Utex Equity * (7)	364	12,193

Oil, Gas & Consumable Fuels - 0.3%
EP Energy Corp. * (7)	449	14,376

Total common stocks (Cost $19,112)		26,569

	Principal Amount
CONVERTIBLE BONDS - 0.1%

Diversified Financial Services - 0.0% (6)
EZCORP, Inc. 2.88%, 7/1/2024	$875	794

Real Estate Investment Trusts (REITS) - 0.1%
Uniti Fiber Holdings, Inc. 4.00%, 6/15/2024 (1)	4,625	5,712

Total convertible bonds (Cost $5,267)		6,506

	Shares Held
PREFERRED STOCK - 0.0%

Agriculture - 0.0%
Pinnacle Agriculture Holdings LLC (Cost $ - ) * (7)(8)	25	—

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal amount, Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 7.6%

INVESTMENT COMPANIES - 7.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	145,658	145,658
Federated Treasury Obligations Fund - Institutional Class, 0.01%	141,373	141,373
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	141,373	141,373

Total short-term investments (Cost $428,404)		428,404

Total investments - 102.9% (Cost $5,362,843)		5,799,713

Other assets less liabilities - (2.9%)		(163,132)

Total net assets - 100.0% (9)		$5,636,581

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	U.S. dollar
Altice France SA First Lien Term Loan B11, 2.90%, 7/31/2025	France	U.S. dollar
Ardonagh Midco 2 plc, 11.50%, 1/15/2027	United Kingdom	U.S. dollar
Dental Corp. of Canada, Inc. Second Lien Term Loan, 8.50%, 6/8/2026	Canada	U.S. dollar
Highlands Holdings Bond Issuer Ltd., 7.63%, 10/15/2025	Bermuda	U.S. dollar
Kloeckner Pentaplast of America, Inc., First Lien Term Loan B, 5.25%, 6/30/2022	Luxembourg	U.S. dollar
Methanex Corp., 5.13%, 10/15/2027	Canada	U.S. dollar
Playtika Holding Corp., First Lien Term Loan B, 7.00%, 12/10/2024	Israel	U.S. dollar
VistaJet Malta Finance plc, 10.50%, 6/1/2024	Switzerland	U.S. dollar
Ziggo BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(3)	Payment in-kind security.
(4)	Perpetual security. The rate reflected was the rate in effect on December 31, 2020. The maturity date reflects the next call date.
(5)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2020.
(6)	Amount rounds to less than 0.1%.
(7)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $138,845, or 2.5% of total net assets. See notes (A) and (B) in the accompanying notes.

(8)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(9)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	U.S. dollar
EUR	Euro

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

UNFUNDED LOAN COMMITMENTS

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $5,780 or 0.1% of the total net assets as of December 31, 2020, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized (Depreciation)
LBM Acquisition LLC First Lien Term Loan	$5,780	$5,770	$(10)

	$5,780	$5,770	$(10)

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
USD	10,657	EUR	9,003	JPM	2/5/2021	$(350)

Net unrealized depreciation						$(350)

EUR	Euro
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

FUTURES CONTRACTS

Dollar values in thousands

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Positions Contracts
U.S. Treasury 10 Year Note	(1,960)	3/22/2021	USD	$196,000	$(270,633)	$(325)
U.S. Treasury Long Bond	(287)	3/22/2021	USD	28,700	(49,705)	265

						$(60)

USD	U.S. Dollar

See notes to N-PORT Part F.

Artisan International Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITY- 98.0%

Argentina - 0.3%
MercadoLibre, Inc. *	17	$28,368

Belgium - 1.7%
UCB SA	1,690	174,439

Brazil - 0.3%
Azul SA (Preference) *(1)	3,349	25,467

Canada - 1.6%
Canadian Pacific Railway Ltd.	457	158,429

China - 9.9%
Alibaba Group Holding Ltd., ADR *	1,277	297,118
China International Capital Corp. Ltd., Class H *	32,258	87,381
Midea Group Co. Ltd., Class A	10,095	151,950
Prosus NV *	1,177	127,103
Tencent Holdings Ltd.	2,971	216,135
Wuliangye Yibin Co. Ltd., Class A	2,750	122,722

		1,002,409

Denmark - 5.2%
Ascendis Pharma A/S, ADR *	893	148,877
DSV Panalpina A/S(1)	537	89,948
Genmab A/S *(1)	714	288,880

		527,705

France - 6.1%
Adevinta ASA *(1)	542	9,101
Air Liquide SA	2,215	363,289
Amundi SA *	1,419	115,793
Eiffage SA *	382	36,863
Vinci SA	933	92,692

		617,738

Germany - 13.0%
Brenntag AG (1)	548	42,396
Delivery Hero SE *(1)	333	51,705
Deutsche Boerse AG (1)	2,714	460,712
Deutsche Telekom AG (1)	15,547	284,124
MTU Aero Engines AG (1)	189	49,223
Siemens AG (1)	1,325	189,573
Siemens Energy AG *	4,092	150,163
Symrise AG (1)	607	80,293

		1,308,189

Hong Kong - 3.9%
AIA Group Ltd.	32,454	397,698

India - 1.2%
Reliance Industries Ltd.	4,364	118,561

Ireland - 4.1%
CRH plc	3,228	134,168
Ryanair Holdings plc, Equity-Linked Security *(1)(2)(3)	14,084	279,681

		413,849

Israel - 3.6%
Nice Ltd., ADR *	1,283	363,796

Japan - 3.4%
Hoya Corp. (1)	900	124,344
Nihon Unisys Ltd. (1)	514	20,164
Nippon Shinyaku Co. Ltd. (1)	944	62,004
Sony Corp. (1)	1,379	138,613

		345,125

Netherlands - 4.4%
Argenx SE, ADR *	265	77,819
Koninklijke DSM NV	1,560	268,330
NXP Semiconductors NV	641	101,930

		448,079

Portugal - 1.2%
EDP - Energias de Portugal SA	19,154	120,647

Russia - 0.7%
MMC Norilsk Nickel PJSC, ADR	2,295	71,607

South Korea - 2.2%
Samsung Electronics Co. Ltd. (1)	2,984	223,023

Sweden - 2.5%
Sandvik AB *(1)	3,752	91,716
Telefonaktiebolaget LM Ericsson, Class B (1)	13,154	155,993

		247,709

Switzerland - 11.5%
Adecco Group AG (1)	627	42,023
Idorsia Ltd. *(1)	2,887	83,160
LafargeHolcim Ltd. *(1)	1,194	65,500
Lonza Group AG(1)	193	123,829
Medacta Group SA *(1)	562	55,279
Nestle SA (1)	3,183	374,677
Roche Holding AG (1)	1,037	361,805
Temenos AG (1)	367	51,142

		1,157,415

Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	10,538	198,773

United Kingdom - 7.6%
AVEVA Group plc	4,301	188,349
Compass Group plc	5,910	110,155
Linde plc (1)	1,785	463,549

		762,053

Artisan International Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

United States - 11.6%
Accenture plc, Class A	848	221,460
Alphabet, Inc., Class A *	90	157,189
Alphabet, Inc., Class C *	36	63,091
Amazon.com, Inc. *	80	262,141
Aon plc, Class A	1,501	317,035
Willis Towers Watson plc	734	154,608

		1,175,524

Total common stocks and equity-linked security (Cost $6,657,990)		9,886,603

SHORT-TERM INVESTMENTS - 2.0%

INVESTMENT COMPANIES - 2.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	69,037	69,037
Federated Treasury Obligations Fund - Institutional Class, 0.01%	67,007	67,007
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	67,006	67,006

Total short-term investments (Cost $203,050)		203,050

Total investments - 100.0% (Cost $6,861,040)		10,089,653

Other assets less liabilities - 0.0%(4)		6,323

Total net assets - 100.0%(5)		$10,095,976

Artisan International Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $4,287,924, or 42.5% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 10/23/2020	$218,151	$279,681	2.8%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Amount rounds to less than 0.1%.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations/Definitions
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$729,640	7.2%
Consumer Discretionary	1,167,153	11.6
Consumer Staples	497,399	4.9
Energy	118,561	1.2
Financials	1,812,908	18.0
Health Care	1,500,436	14.9
Industrials	968,493	9.6
Information Technology	1,524,630	15.1
Materials	1,446,736	14.3
Utilities	120,647	1.2
Short-Term Investments	203,050	2.0

Total investments	$10,089,653	100.0%

Artisan International Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$25,467	0.2%
British pound	298,504	3.0
Canadian dollar	158,429	1.5
Chinese yuan renminbi offshore	274,672	2.7
Danish krone	378,828	3.7
Euro	3,205,062	31.8
Hong Kong dollar	701,214	7.0
Indian rupee	118,561	1.2
Japanese yen	345,125	3.4
Korean won	223,023	2.2
New Taiwan dollar	198,773	2.0
Norwegian krone	9,101	0.1
Swedish krona	247,709	2.5
Swiss franc	1,157,415	11.5
U.S. dollar	2,747,770	27.2

Total investments	$10,089,653	100.0%

See notes to N-PORT Part F.

Artisan International Small-Mid Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 96.6%

Brazil - 1.9%
Afya Ltd., Class A *	1,228	$31,064
Notre Dame Intermedica Participacoes SA (1)	1,086	16,485
Petrobras Distribuidora SA (1)	6,471	27,686
Rumo SA *(1)	5,946	22,101

		97,336

Canada - 3.4%
Altus Group Ltd.	1,208	46,651
CAE, Inc.	2,525	69,951
Descartes Systems Group, Inc. (The) *	633	37,041
Kinaxis, Inc. *	166	23,518

		177,161

China - 0.5%
I-Mab, ADR *	592	27,891

Costa Rica - 0.1%
Establishment Labs Holdings, Inc. *	170	6,399

Denmark - 5.5%
ALK-Abello A/S *(1)	62	25,440
Ambu A/S, Class B (1)	1,447	62,475
Carlsberg A/S, Class B (1)	179	28,660
DSV Panalpina A/S (1)	349	58,416
Genmab A/S *(1)	125	50,671
SimCorp A/S (1)	162	24,040
Vestas Wind Systems A/S (1)	161	38,161

		287,863

Finland - 4.1%
BasWare OYJ *(1)	474	24,319
Metso Outotec OYJ (1)	13,203	132,217
Revenio Group OYJ (1)	219	13,390
Vaisala OYJ, Class A (1)	920	45,350

		215,276

France - 2.0%
Atos SE *	584	53,309
Lectra	1,603	48,967

		102,276

Germany - 7.1%
AIXTRON SE *(1)(2)	5,681	99,023
Carl Zeiss Meditec AG (1)	168	22,373
Hamburger Hafen und Logistik AG(1)	921	20,745
Hypoport SE *(1)	61	38,236
KION Group AG (1)	328	28,517
MorphoSys AG *(1)	966	110,299
New Work SE (1)	36	12,163
Symrise AG (1)	316	41,749

		373,105

Iceland - 0.7%
Ossur HF(1)	4,502	35,796

India - 1.8%
IndiaMart InterMesh Ltd.	486	42,633
WNS Holdings Ltd., ADR *	687	49,464

		92,097

Israel - 7.3%
Compugen Ltd. *	525	6,356
Kornit Digital Ltd. *	1,217	108,501
Max Stock Ltd. *	4,486	19,895
Nice Ltd., ADR *	542	153,580
Radware Ltd. *	2,135	59,257
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	208	14,583
Tel Aviv Stock Exchange Ltd.	3,931	19,999

		382,171

Italy - 0.7%
Davide Campari-Milano NV (1)	3,237	37,028

Japan - 15.8%
Azbil Corp. (1)	2,150	117,600
Carenet, Inc. (1)	296	13,502
CKD Corp. (1)	1,501	32,168
Daikokutenbussan Co. Ltd. (1)	176	11,728
eSOL Co. Ltd. (1)	356	4,177
Fujitec Co. Ltd. (1)	2,406	52,038
Hennge KK *(1)	534	42,846
Jeol Ltd. (1)	1,227	58,033
Kobe Bussan Co. Ltd. (1)	1,063	32,802
MedPeer, Inc. *(1)	574	45,497
Morinaga & Co. Ltd. (1)	1,030	38,747
Nippon Shinyaku Co. Ltd. (1)	128	8,374
OBIC Business Consultants Co. Ltd. (1)	592	40,931
Obic Co. Ltd. (1)	217	43,642
Raccoon Holdings, Inc. (1)(2)	1,697	28,146
Rakus Co. Ltd. (1)	1,032	23,781
Rohm Co. Ltd. (1)	339	32,872
Roland Corp. (1)	800	24,396
Sagami Rubber Industries Co. Ltd. (1)	437	5,262
SG Holdings Co. Ltd. (1)	3,280	89,530
Shimadzu Corp. (1)	474	18,472
TechMatrix Corp. (1)	1,739	36,016
Temairazu, Inc. (1)(2)	327	16,262
Ubicom Holdings, Inc. (1)	305	11,727

		828,549

Netherlands - 2.5%
Argenx SE *	97	28,548
IMCD NV	387	49,232
Koninklijke DSM NV	297	51,111

		128,891

Artisan International Small-Mid Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

Singapore - 0.6%
XP Power Ltd.	487	31,260

Spain - 0.8%
Almirall SA	3,005	40,088

Sweden - 3.7%
AAK AB (1)	1,890	38,123
Aprea Therapeutics, Inc. *	360	1,770
Cantargia AB *(1)	1,792	13,863
Elekta AB, Class B (1)	3,759	50,446
Fortnox AB (1)	816	45,601
MIPS AB (1)	377	23,560
Oncopeptides AB *(1)	1,107	22,681

		196,044

Switzerland - 6.2%
Alcon, Inc. *(1)	1,058	70,622
Baloise Holding AG (1)	327	58,476
Belimo Holding AG (1)	5	45,052
Burckhardt Compression Holding AG (1)	57	19,785
Comet Holding AG (1)	34	7,578
Lonza Group AG (1)	46	29,414
Siegfried Holding AG *(1)	52	38,600
Tecan Group AG (1)	102	50,116
Ypsomed Holding AG (1)	40	6,659

		326,302

Thailand - 0.8%
Fabrinet *	508	39,425

United Kingdom - 17.0%
ASOS plc *	928	60,698
AVEVA Group plc	1,080	47,298
B&M European Value Retail SA	5,201	36,714
Balfour Beatty plc *	6,317	23,342
boohoo Group plc *	12,614	59,169
Britvic plc	3,089	34,306
Codemasters Group Holdings plc *(2)	9,043	80,874
ConvaTec Group plc	24,165	65,828
Electrocomponents plc	6,304	75,048
Fevertree Drinks plc	864	29,859
HomeServe plc	2,388	33,476
Howden Joinery Group plc *	5,974	56,334
JD Sports Fashion plc *	4,231	49,763
JET2 plc *	833	16,283
Orchard Therapeutics plc, ADR *	895	3,865
Oxford Biomedica plc *	1,657	23,344
Rotork plc	18,631	81,022
SSP Group plc	4,091	18,563
St James’s Place plc	1,911	29,622
Trainline plc *	6,198	39,328
YouGov plc	1,838	26,263

		890,999

United States - 14.1%
Acceleron Pharma, Inc. *	99	12,655
Agios Pharmaceuticals, Inc. *	288	12,460
Alkermes plc *	1,434	28,609
Alnylam Pharmaceuticals, Inc. *	138	17,944
Cree, Inc. *	1,043	110,489
CyberArk Software Ltd. *	236	38,128
Flexion Therapeutics, Inc. *	2,138	24,673
Glaukos Corp. *	722	54,311
Global Blood Therapeutics, Inc. *	559	24,197
Heron Therapeutics, Inc. *	927	19,621
Ingersoll Rand, Inc. *	1,208	55,021
Insmed, Inc. *	1,086	36,163
Inspire Medical Systems, Inc. *	164	30,760
Intersect ENT, Inc. *(2)	2,056	47,076
Madrigal Pharmaceuticals, Inc. *	146	16,220
MaxCyte, Inc. *	2,673	19,279
Model N, Inc. *	1,466	52,322
Protara Therapeutics, Inc. *	264	6,403
Quotient Ltd. *	2,240	11,672
Reata Pharmaceuticals, Inc., Class A *	75	9,258
STAAR Surgical Co. *	350	27,712
ViewRay, Inc. *(2)	8,676	33,144
Zscaler, Inc. *	235	46,961

		735,078

Total common stocks (Cost $3,611,460)		5,051,035

SHORT-TERM INVESTMENTS - 3.6%

INVESTMENT COMPANIES - 3.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	63,863	63,863
Federated Treasury Obligations Fund - Institutional Class, 0.01%	61,985	61,985
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	61,985	61,985

Total short-term investments (Cost $187,833)		187,833

Total investments - 100.2% (Cost $3,799,293)		5,238,868

Other assets less liabilities - (0.2)%		(11,086)

Total net assets - 100.0% (3)		$5,227,782

Artisan International Small-Mid Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,364,465, or 45.2% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Affiliated company as defined under the Investment Company Act of 1940.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$119,300	2.3%
Consumer Discretionary	435,244	8.3
Consumer Staples	271,098	5.2
Financials	146,333	2.8
Health Care	1,380,982	26.3
Industrials	1,180,833	22.5
Information Technology	1,377,734	26.3
Materials	92,860	1.8
Real Estate	46,651	0.9
Short-Term Investments	187,833	3.6

Total investments	$5,238,868	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$66,272	1.3%
British pound	937,673	17.9
Canadian dollar	177,161	3.4
Danish krone	323,659	6.2
Euro	896,664	17.1
Indian rupee	42,633	0.8
Israel new shekel	54,477	1.0
Japanese yen	828,549	15.8
Swedish krona	194,274	3.7
Swiss franc	326,302	6.2
U.S. dollar	1,391,204	26.6

Total investments	$5,238,868	100.0%

See notes to N-PORT Part F.

Artisan International Value Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITY - 91.0%

Belgium - 2.7%
Groupe Bruxelles Lambert SA	4,496	$453,196

Brazil - 1.5%
Telefonica Brasil SA, ADR	27,389	242,391

Canada - 3.1%
Imperial Oil Ltd.	13,808	262,088
Suncor Energy, Inc.	14,604	244,956

		507,044

China - 5.9%
Baidu, Inc., ADR *	2,470	534,203
Hengan International Group Co. Ltd.	6,959	49,278
Trip.com Group Ltd., ADR *	11,445	386,041

		969,522

Denmark - 1.7%
DSV Panalpina A/S (1)	1,711	286,329

France - 6.1%
Danone SA	3,640	239,040
Safran SA *	1,560	220,925
Sodexo SA	2,668	225,608
Sodexo SA (Registered Shares) *(1)(2)	737	62,346
Vivendi SA	7,939	255,841

		1,003,760

Germany - 3.8%
Fresenius Medical Care AG & Co. KGaA (1)	5,710	476,264
Hella GmbH & Co. KGaA *(1)	2,462	159,259

		635,523

India - 3.9%
HCL Technologies Ltd.	36,748	475,847
Indus Towers Ltd.	55,544	174,764

		650,611

Ireland - 3.9%
CRH plc	8,048	334,471
Ryanair Holdings plc *	1,846	36,650
Ryanair Holdings plc, Equity-Linked Security *(1)(3)(4)	13,820	274,437

		645,558

Japan - 1.0%
Seven & i Holdings Co. Ltd. (1)	4,694	166,692

Netherlands - 4.7%
ING Groep NV *	53,752	501,753
NXP Semiconductors NV	1,731	275,230

		776,983

South Korea - 12.2%
NAVER Corp. *(1)	2,172	586,477
Samsung Electronics Co. Ltd. (1)	15,622	1,167,562
Samsung Electronics Co. Ltd. (Preference) (1)	3,806	258,370

		2,012,409

Spain - 1.0%
Bankia SA	92,946	164,530

Switzerland - 17.7%
ABB Ltd. (1)	27,266	762,665
Cie Financiere Richemont SA (1)	6,732	608,341
LafargeHolcim Ltd. *(1)	7,249	397,788
Novartis AG (1)	5,670	535,509
UBS Group AG (1)	44,169	617,772

		2,922,075

United Kingdom - 13.2%
CNH Industrial NV *(1)	13,142	166,531
Compass Group plc	44,283	825,390
Inchcape plc *	4,943	43,497
Lloyds Banking Group plc *	596,308	297,150
Natwest Group plc *	53,247	122,074
RELX plc	15,877	389,190
RELX plc	3,910	95,687
Tesco plc	78,680	248,974

		2,188,493

United States - 8.6%
Arch Capital Group Ltd. *	17,546	632,874
Schlumberger NV	19,269	420,645
Tenaris SA (1)	21,634	174,770
Tenaris SA, ADR	2,199	35,081
White Mountains Insurance Group Ltd.	6	5,790
Willis Towers Watson plc	692	145,835

		1,414,995

Total common stocks and equity-linked security (Cost $10,877,472)		15,040,111

SHORT-TERM INVESTMENTS - 7.4%

INVESTMENT COMPANIES - 7.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	418,013	$418,013
Federated Treasury Obligations Fund - Institutional Class, 0.01%	405,719	405,719
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	405,719	405,719

Total short-term investments (Cost $1,229,451)		1,229,451

Artisan International Value Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

WARRANTS - 0.0% (5)

Switzerland - 0.0% (5)
Cie Financiere Richemont SA, expiring 11/22/2023, exercise price 67 CHF (Cost $–) *(1)	13,464	3,498

Total investments - 98.4% (Cost $12,106,923)		16,273,060

Other assets less liabilities - 1.6%		263,820

Total net assets - 100.0% (6)		$16,536,880

Artisan International Value Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $6,704,610, or 40.5% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sodexo SA (Registered Shares)	09/01/2020	$63,852	$62,346	0.4%

(3)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013-10/30/2020	$213,284	$274,437	1.7%

(4)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(5)	Amount rounds to less than 0.1%.
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations/Definitions
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	1,181,089	USD	178,881	JPM	4/22/2021	$1,461

Total unrealized appreciation						1,461

USD	643,691	CNH	4,346,741	JPM	4/22/2021	(20,017)
USD	130,504	JPY	13,742,680	JPM	4/22/2021	(2,763)

Total unrealized depreciation						(22,780)

Net unrealized depreciation						$(21,319)

CHF	Swiss franc
CNH	Chinese yuan renminbi offshore
JPY	Japanese yen
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

Artisan International Value Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,793,676	11.0%
Consumer Discretionary	2,313,980	14.2
Consumer Staples	703,984	4.3
Energy	1,137,540	7.0
Financials	3,215,411	19.8
Health Care	1,011,773	6.2
Industrials	1,957,977	12.0
Information Technology	2,177,009	13.4
Materials	732,259	4.5
Short-Term Investments	1,229,451	7.6

Total investments	$16,273,060	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$1,926,275	11.8%
Canadian dollar	507,044	3.1
Danish krone	286,329	1.8
Euro	3,566,871	21.9
Hong Kong dollar	49,278	0.3
Indian rupee	650,611	4.0
Japanese yen	166,692	1.0
Korean won	2,012,409	12.4
Swiss franc	2,925,573	18.0
U.S. dollar	4,181,978	25.7

Total investments	$16,273,060	100.0%

See notes to N-PORT Part F.

Artisan Mid Cap Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.8%

Aerospace & Defense - 1.3%
Teledyne Technologies, Inc. *	257	$100,923

Auto Components - 1.5%
Aptiv plc	909	118,434

Banks - 1.0%
First Republic Bank	204	29,929
SVB Financial Group *	129	50,135

		80,064

Beverages - 0.9%
Boston Beer Co., Inc. (The), Class A *	72	71,653

Biotechnology - 10.9%
Argenx SE, ADR *(1)	471	138,438
Ascendis Pharma A/S, ADR *(1)	1,012	168,705
BioNTech SE, ADR *(1)	634	51,698
Exact Sciences Corp. *	1,423	188,540
Genmab A/S *(1)(2)	519	209,786
Sage Therapeutics, Inc. *	524	45,359
Sarepta Therapeutics, Inc. *	239	40,709

		843,235

Capital Markets - 2.5%
MSCI, Inc.	239	106,547
Tradeweb Markets, Inc., Class A	1,425	89,011

		195,558

Communications Equipment - 1.5%
Arista Networks, Inc. *	395	114,895

Containers & Packaging - 1.1%
Ball Corp.	902	84,003

Diversified Consumer Services - 2.4%
Bright Horizons Family Solutions, Inc. *	199	34,413
Chegg, Inc. *	1,685	152,222

		186,635

Electrical Equipment - 1.4%
Generac Holdings, Inc. *	456	103,630

Electronic Equipment, Instruments & Components - 3.8%
Cognex Corp.	978	78,552
IPG Photonics Corp. *	338	75,662
Trimble, Inc. *	2,024	135,118

		289,332

Entertainment - 5.5%
Roku, Inc. *	322	106,883
Take-Two Interactive Software, Inc. *	404	83,866
Zynga, Inc., Class A *	23,281	229,786

		420,535

Food Products - 0.3%
Beyond Meat, Inc. *	199	24,887

Health Care Equipment & Supplies - 5.4%
DexCom, Inc. *	486	179,559
iRhythm Technologies, Inc. *	332	78,660
West Pharmaceutical Services, Inc.	563	159,605

		417,824

Health Care Providers & Services - 1.2%
Centene Corp. *	1,596	95,806

Health Care Technology - 3.2%
Veeva Systems, Inc., Class A *	898	244,426

Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc. *	84	115,886

Industrial Conglomerates - 1.0%
Roper Technologies, Inc.	181	78,066

Interactive Media & Services - 2.5%
Match Group, Inc. *	1,295	195,807

Internet & Direct Marketing Retail - 1.2%
Chewy, Inc., Class A *	592	53,220
Wayfair, Inc., Class A *	189	42,619

		95,839

IT Services - 8.7%
Fidelity National Information Services, Inc.	593	83,937
Global Payments, Inc.	1,781	383,646
Pagseguro Digital Ltd., Class A *(1)	2,095	119,184
Twilio, Inc., Class A *	246	83,107

		669,874

Leisure Products - 1.9%
Peloton Interactive, Inc., Class A *	980	148,629

Life Sciences Tools & Services - 2.1%
Adaptive Biotechnologies Corp. *	595	35,159
Agilent Technologies, Inc.	721	85,422
Evotec SE *(1)(2)	1,127	41,710

		162,291

Machinery - 4.2%
Fortive Corp.	2,076	147,039
IDEX Corp.	326	64,981
Ingersoll Rand, Inc. *	2,404	109,523

		321,543

Media - 1.9%
New York Times Co. (The), Class A	2,765	143,147

Multiline Retail - 0.9%
Ollie’s Bargain Outlet Holdings, Inc. *	852	69,665

Multi-Utilities - 1.0%
CMS Energy Corp.	1,284	78,350

Pharmaceuticals - 2.4%
Catalent, Inc. *	1,761	183,247

Professional Services - 2.1%
IHS Markit Ltd.	886	79,567
Verisk Analytics, Inc.	393	81,660

		161,227

Road & Rail - 0.5%
Lyft, Inc., Class A *	766	37,641

Semiconductors & Semiconductor Equipment - 3.0%
Lattice Semiconductor Corp. *	2,529	115,871

Artisan Mid Cap Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

Skyworks Solutions, Inc.	727	111,127

		226,998

Software - 17.4%
Atlassian Corp. plc, Class A *	1,196	279,641
Ceridian HCM Holding, Inc. *	1,186	126,400
Coupa Software, Inc. *	353	119,495
Datadog, Inc., Class A *	897	88,330
Guidewire Software, Inc. *	879	113,135
HubSpot, Inc. *	546	216,548
JFrog Ltd. *(1)	618	38,808
Nuance Communications, Inc. *	858	37,831
Synopsys, Inc. *	419	108,544
Tyler Technologies, Inc. *	191	83,238
Zscaler, Inc. *	644	128,519

		1,340,489

Specialty Retail - 1.6%
Burlington Stores, Inc. *	479	125,321

Total common stocks (Cost $4,160,141)		7,545,860

SHORT-TERM INVESTMENTS - 3.5%

INVESTMENT COMPANIES - 3.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	91,780	91,780
Federated Treasury Obligations Fund - Institutional Class, 0.01%	89,081	89,081
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	89,081	89,081

Total short-term investments (Cost $269,942)		269,942

Total investments - 101.3% (Cost $4,430,083)		7,815,802

Other assets less liabilities - (1.3%)		(100,775)

Total net assets - 100.0% (3)		$7,715,027

Artisan Mid Cap Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
BioNTech SE	Germany	U.S. dollar
Evotec SE	Germany	Euro
Genmab A/S	Denmark	Danish krone
JFrog Ltd.	Israel	U.S. dollar
Pagseguro Digital Ltd.	Brazil	U.S. dollar

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $251,496, or 3.3% of total net assets. See notes (A) and (B) in the accompanying notes.

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$759,489	9.7%
Consumer Discretionary	860,409	11.0
Consumer Staples	96,540	1.2
Financials	275,622	3.5
Health Care	1,946,829	24.9
Industrials	803,030	10.3
Information Technology	2,641,588	33.8
Materials	84,003	1.1
Utilities	78,350	1.0
Short-Term Investments	269,942	3.5

Total investments	$7,815,802	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Danish krone	$209,786	2.7%
Euro	41,710	0.5
U.S. dollar	7,564,306	96.8

Total investments	$7,815,802	100.0%

See notes to N-PORT Part F.

Artisan Mid Cap Value Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.9%

Air Freight & Logistics - 2.2%
Expeditors International of Washington, Inc.	449	$42,706

Auto Components - 5.4%
BorgWarner, Inc.	1,103	42,603
Gentex Corp.	1,822	61,835

		104,438

Automobiles - 3.0%
Thor Industries, Inc.	609	56,665

Banks - 5.4%
BOK Financial Corp.	199	13,644
Fifth Third Bancorp	1,841	50,761
M&T Bank Corp.	302	38,424

		102,829

Capital Markets - 4.5%
Moelis & Co., Class A	1,045	48,884
Northern Trust Corp.	411	38,280

		87,164

Chemicals - 4.1%
Celanese Corp.	306	39,735
Corteva, Inc.	999	38,666

		78,401

Consumer Finance - 2.5%
Synchrony Financial	1,359	47,159

Diversified Consumer Services - 1.3%
H&R Block, Inc.	1,527	24,213

Electrical Equipment - 2.0%
nVent Electric plc	1,671	38,919

Electronic Equipment, Instruments & Components - 1.5%
Arrow Electronics, Inc. *	299	29,091

Entertainment - 3.1%
Electronic Arts, Inc.	230	32,986
Lions Gate Entertainment Corp., Class A *	1,153	13,112
Lions Gate Entertainment Corp., Class B *	1,249	12,963

		59,061

Equity Real Estate Investment Trusts (REITs) - 6.9%
Lamar Advertising Co., Class A	612	50,927
PS Business Parks, Inc.	108	14,346
Public Storage	95	21,882
STORE Capital Corp.	613	20,842
Weyerhaeuser Co.	756	25,356

		133,353

Food & Staples Retailing - 3.3%
Kroger Co. (The)	993	31,545
Sysco Corp.	424	31,467

		63,012

Food Products - 1.9%
Tyson Foods, Inc., Class A	560	36,072

Health Care Equipment & Supplies - 2.4%
DENTSPLY SIRONA, Inc.	880	46,073

Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	332	32,408
Centene Corp. *	603	36,225

		68,633

Hotels, Restaurants & Leisure - 4.4%
Marriott International, Inc., Class A	337	44,434
Vail Resorts, Inc.	145	40,393

		84,827

Insurance - 9.2%
Aon plc, Class A	137	28,858
Arch Capital Group Ltd. *	1,340	48,318
Globe Life, Inc.	572	54,355
Progressive Corp. (The)	466	46,062

		177,593

Interactive Media & Services - 3.1%
IAC/InterActiveCorp *	314	59,391

Internet & Direct Marketing Retail - 3.5%
Expedia Group, Inc.	514	68,067

Machinery - 1.3%
Otis Worldwide Corp.	382	25,805

Marine - 1.5%
Kirby Corp. *	549	28,436

Media - 5.0%
Liberty Broadband Corp., Class C *	127	20,175
News Corp., Class A	2,348	42,186
Omnicom Group, Inc.	542	33,810

		96,171

Real Estate Management & Development - 1.3%
Jones Lang LaSalle, Inc. *	165	24,442

Road & Rail - 3.2%
AMERCO	135	61,156

Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	495	73,178

Specialty Retail - 2.6%
AutoNation, Inc. *	710	49,537

Technology Hardware, Storage & Peripherals - 1.9%
NetApp, Inc.	543	35,967

Trading Companies & Distributors - 3.0%
Air Lease Corp.	1,313	58,316

Total common stocks (Cost $1,109,117)		1,860,675

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 3.1%

INVESTMENT COMPANIES - 3.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	20,487	20,487
Federated Treasury Obligations Fund - Institutional Class, 0.01%	19,885	19,885
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	19,884	19,884

Total short-term investments (Cost $60,256)		60,256

Total investments - 100.0% (Cost $1,169,373)		1,920,931

Other assets less liabilities - 0.0% (1)		(115)

Total net assets - 100.0% (2)		$1,920,816

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

*	Non-income producing security.
(1)	Amount rounds to less than 0.1%.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$214,623	11.2%
Consumer Discretionary	387,747	20.2
Consumer Staples	99,084	5.2
Financials	414,745	21.6
Health Care	114,706	6.0
Industrials	255,338	13.3
Information Technology	138,236	7.2
Materials	78,401	4.0
Real Estate	157,795	8.2
Short-Term Investments	60,256	3.1

Total investments	$1,920,931	100.0%

See notes to N-PORT Part F.

Artisan Select Equity Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS - 93.4%

Aerospace & Defense - 1.9%
BAE Systems plc (1)	44		$295

Air Freight & Logistics - 2.3%
FedEx Corp.	1		366

Airlines - 1.8%
Southwest Airlines Co.	6		289

Banks - 4.6%
Citigroup, Inc.	12		733

Capital Markets - 5.1%
Bank of New York Mellon Corp. (The)	19		798

Construction Materials - 4.5%
HeidelbergCement AG (1)(2)	10		715

Consumer Finance - 4.9%
American Express Co.	6		767

Diversified Financial Services - 5.0%
Berkshire Hathaway, Inc., Class B *	3		791

Health Care Equipment & Supplies - 5.6%
DENTSPLY SIRONA, Inc.	17		886

Health Care Providers & Services - 5.2%
Anthem, Inc.	3		829

Insurance - 6.4%
Marsh & McLennan Cos., Inc.	4		421
Progressive Corp. (The)	6		598

			1,019

Interactive Media & Services - 9.7%
Alphabet, Inc., Class A *	—	(3)	854
Facebook, Inc., Class A *	2		677

			1,531

Internet & Direct Marketing Retail - 9.0%
Booking Holdings, Inc. *	—	(3)	795
Expedia Group, Inc.	5		621

			1,416

IT Services - 9.0%
Cognizant Technology Solutions Corp., Class A	11		880
Visa, Inc., Class A	2		542

			1,422

Pharmaceuticals - 3.6%
Novartis AG, ADR (1)	6		564

Specialty Retail - 3.7%
Advance Auto Parts, Inc.	4		582

Technology Hardware, Storage & Peripherals - 6.2%
Samsung Electronics Co. Ltd. (1)(2)	13		974

Textiles, Apparel & Luxury Goods - 4.9%
Cie Financiere Richemont SA (1)(2)	9		773

Total common stocks (Cost $11,467)			14,750

	No. of Warrants		Value
WARRANTS - 0.0%(4)

Textiles, Apparel & Luxury Goods - 0.0% (4)
Cie Financiere Richemont SA, expiring 11/22/2023, exercise price 67 CHF (Switzerland) (Cost $–) *(2)	17		4

	Shares Held		Value
SHORT-TERM INVESTMENTS - 7.0%

INVESTMENT COMPANIES - 7.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	373		373
Federated Treasury Obligations Fund - Institutional Class, 0.01%	363		363
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	362		362

Total short-term investments (Cost $1,098)			1,098

Total investments - 100.4% (Cost $12,565)			15,852

Other assets less liabilities - (0.4%)			(63)

Total net assets - 100.0% (5)			$15,789

Artisan Select Equity Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
BAE Systems plc	United Kingdom	British pound
Cie Financiere Richemont SA (Warrant)	Switzerland	Swiss franc
Cie Financiere Richemont SA	Switzerland	Swiss franc
HeidelbergCement AG	Germany	Euro
Novartis AG	Switzerland	U.S. dollar
Samsung Electronics Co. Ltd.	South Korea	Korean won

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,466, or 15.6% of total net assets. See notes (A) and (B) in the accompanying notes.

(3)	Amount rounds to less than one.
(4)	Amount rounds to less than 0.1%.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations

ADR	American Depositary Receipt
CHF	Swiss franc

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,531	9.7%
Consumer Discretionary	2,775	17.5
Financials	4,108	25.9
Health Care	2,279	14.4
Industrials	950	6.0
Information Technology	2,396	15.1
Materials	715	4.5
Short-Term Investments	1,098	6.9

Total investments	$15,852	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$295	1.9%
Euro	715	4.5
Korean won	974	6.1
Swiss franc	777	4.9
U.S. dollar	13,091	82.6

Total investments	$15,852	100.0%

See notes to N-PORT Part F.

Artisan Small Cap Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 95.7%

Aerospace & Defense - 3.6%
BWX Technologies, Inc.	523	$31,538
Teledyne Technologies, Inc. *	288	113,062

		144,600

Biotechnology - 20.0%
Acceleron Pharma, Inc. *	436	55,834
Argenx SE, ADR *(1)	346	101,775
Ascendis Pharma A/S, ADR *(1)	609	101,618
Denali Therapeutics, Inc. *	259	21,721
Halozyme Therapeutics, Inc. *	4,724	201,771
Invitae Corp. *	550	22,996
Iovance Biotherapeutics, Inc. *	1,779	82,550
Orchard Therapeutics plc, ADR *(1)	1,695	7,323
Radius Health, Inc. *	819	14,631
Sage Therapeutics, Inc. *	248	21,484
Twist Bioscience Corp. *	182	25,699
Veracyte, Inc. *	2,163	105,847
Vericel Corp. *	315	9,733
Y-mAbs Therapeutics, Inc. *	641	31,756

		804,738

Building Products - 1.1%
Advanced Drainage Systems, Inc.	251	20,981
Trex Co., Inc. *	262	21,973

		42,954

Capital Markets - 1.4%
Morningstar, Inc.	186	42,977
South Mountain Merger Corp., Class A *	730	11,767

		54,744

Diversified Consumer Services - 6.2%
Bright Horizons Family Solutions, Inc. *	325	56,214
Chegg, Inc. *	2,135	192,893

		249,107

Electronic Equipment, Instruments & Components - 2.6%
Cognex Corp.	352	28,234
Novanta, Inc. *	640	75,638

		103,872

Entertainment - 3.4%
Zynga, Inc., Class A *	13,874	136,933

Food & Staples Retailing - 1.4%
Casey’s General Stores, Inc.	307	54,836

Health Care Equipment & Supplies - 6.0%
Glaukos Corp. *	811	61,028
iRhythm Technologies, Inc. *	331	78,625
Mesa Laboratories, Inc.	80	22,985
Shockwave Medical, Inc. *	477	49,493
Vapotherm, Inc. *	1,129	30,329

		242,460

Health Care Technology - 0.8%
Tabula Rasa HealthCare, Inc. *	782	33,491

Hotels, Restaurants & Leisure - 1.6%
Papa John’s International, Inc.	324	27,509
Wingstop, Inc.	268	35,580

		63,089

IT Services - 2.3%
Evo Payments, Inc., Class A *	1,182	31,938
LiveRamp Holdings, Inc. *	855	62,608

		94,546

Leisure Products - 0.8%
YETI Holdings, Inc. *	475	32,501

Life Sciences Tools & Services - 5.0%
Adaptive Biotechnologies Corp. *	423	24,995
NeoGenomics, Inc. *	2,897	155,963
Repligen Corp. *	103	19,752

		200,710

Machinery - 3.9%
Ingersoll Rand, Inc. *	1,803	82,129
John Bean Technologies Corp.	650	73,977

		156,106

Media - 1.3%
New York Times Co. (The), Class A	1,026	53,097

Multiline Retail - 1.9%
Ollie’s Bargain Outlet Holdings, Inc. *	935	76,430

Semiconductors & Semiconductor Equipment - 6.8%
Cree, Inc. *	507	53,733
Lattice Semiconductor Corp. *	2,538	116,292
Monolithic Power Systems, Inc.	277	101,567

		271,592

Software - 24.3%
Avalara, Inc. *	475	78,360
Bentley Systems, Inc., Class B	784	31,773
Blackline, Inc. *	1,302	173,698
Guidewire Software, Inc. *	710	91,442
HubSpot, Inc. *	410	162,698
JFrog Ltd. *(1)	770	48,355
LivePerson, Inc. *	1,994	124,059
Q2 Holdings, Inc. *	1,292	163,492
Smartsheet, Inc., Class A *	316	21,868
Sumo Logic, Inc. *	318	9,092
Tyler Technologies, Inc. *	162	70,510

		975,347

Specialty Retail - 1.3%
Floor & Decor Holdings, Inc., Class A *	571	53,057

Total common stocks (Cost $2,013,495)		3,844,210

Artisan Small Cap Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 4.1%

INVESTMENT COMPANIES - 4.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	55,870	55,870
Federated Treasury Obligations Fund - Institutional Class, 0.01%	54,227	54,227
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	54,226	54,226

Total short-term investments (Cost $164,323)		164,323

Total investments - 99.8% (Cost $2,177,818)		4,008,533

Other assets less liabilities - 0.2%		9,970

Total net assets - 100.0% (2)		$4,018,503

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
JFrog Ltd.	Israel	U.S. dollar
Orchard Therapeutics plc	United Kingdom	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan Small Cap Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$190,030	4.7%
Consumer Discretionary	474,184	11.8
Consumer Staples	54,836	1.4
Financials	54,744	1.4
Health Care	1,281,399	32.0
Industrials	343,660	8.5
Information Technology	1,445,357	36.1
Short-Term Investments	164,323	4.1

Total investments	$4,008,533	100.0%

See notes to N-PORT Part F.

Artisan Sustainable Emerging Markets Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 97.6%

Argentina - 5.5%
Despegar.com Corp. *	49	$627
Globant SA *	3	628
MercadoLibre, Inc. *	1	2,387

		3,642

Brazil - 6.5%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA *(1)	784	1,510
Arco Platform Ltd., Class A *	13	478
Itau Unibanco Holding SA (Preference) (1)	150	908
Petroleo Brasileiro SA (1)	100	558
Vale SA(1)	52	867

		4,321

Chile - 1.4%
Empresa Nacional de Telecomunicaciones SA (1)	99	616
Vina Concha y Toro SA (1)	190	330

		946

China - 24.1%
Alibaba Group Holding Ltd., ADR *	19	4,370
Alibaba Group Holding Ltd. *	32	963
Baidu, Inc., ADR *	5	1,104
Baozun, Inc., ADR *	14	471
China Traditional Chinese Medicine Holdings Co. Ltd.	1,508	747
Estun Automation Co. Ltd., Class A *	315	1,436
iQIYI, Inc., ADR *	21	362
Noah Holdings Ltd., ADR *	21	1,024
Prosus NV *	20	2,154
Sinopharm Group Co. Ltd., Class H	204	496
Trip.com Group Ltd., ADR *	23	774
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	53	713
Zhuzhou CRRC Times Electric Co. Ltd., Class H	333	1,451

		16,065

Colombia - 0.8%
Banco Davivienda SA (Preference) (1)	50	534

Greece - 2.2%
Alpha Bank AE *	530	618
JUMBO SA	49	855

		1,473

Hong Kong - 3.6%
AIA Group Ltd.	94	1,153
China High Precision Automation Group Ltd. *(1)(2)	9,066	—
Sino Biopharmaceutical Ltd.	1,325	1,281

		2,434

India - 8.5%
Havells India Ltd.	63	787
ICICI Bank Ltd. *	171	1,255
Kajaria Ceramics Ltd.	103	993
Metropolis Healthcare Ltd.	21	557
Reliance Industries Ltd.	58	1,577
Westlife Development Ltd. *	84	522

		5,691

Indonesia - 1.7%
Bank Rakyat Indonesia Persero Tbk. PT (1)	2,389	709
Indofood CBP Sukses Makmur Tbk. PT (1)	638	435

		1,144

Malaysia - 1.1%
Public Bank Bhd.	138	705

Mexico - 1.8%
Cemex SAB de CV *	987	511
Fomento Economico Mexicano SAB de CV	93	702

		1,213

Panama - 0.6%
Copa Holdings SA, Class A	6	430

Peru - 1.1%
Credicorp Ltd.	4	718

Russia - 8.4%
Lukoil PJSC, ADR	15	990
MMC Norilsk Nickel PJSC, ADR	30	927
Ozon Holdings plc, ADR *	6	232
Polyus PJSC, GDR	18	1,789
Sberbank of Russia PJSC (1)	282	1,035
Yandex NV, Class A *	9	655

		5,628

Saudi Arabia - 0.4%
Leejam Sports Co. JSC *	14	287

South Africa - 2.2%
FirstRand Ltd.	212	735
Foschini Group Ltd. (The) *	101	705

		1,440

South Korea - 12.1%
Big Hit Entertainment Co. Ltd. *(1)	3	507
Samsung Biologics Co. Ltd. *(1)	2	1,202
Samsung Electronics Co. Ltd. (1)	77	5,788
Shinhan Financial Group Co. Ltd. (1)	20	582

		8,079

Taiwan - 15.2%
E Ink Holdings, Inc.	737	1,201
MediaTek, Inc.	60	1,590

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

Sea Ltd., ADR *	3	594
Sunny Friend Environmental Technology Co. Ltd.	128	1,061
Taiwan Semiconductor Manufacturing Co. Ltd.	304	5,728

		10,174

Thailand - 0.4%
Bangkok Bank PCL (1)	69	274

Total common stocks (Cost $43,195)		65,198

SHORT-TERM INVESTMENTS - 2.7%

INVESTMENT COMPANIES - 2.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	608	608
Federated Treasury Obligations Fund - Institutional Class, 0.01%	591	591
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	591	591

Total short-term investments (Cost $1,790)		1,790

Total investments - 100.3% (Cost $44,985)		66,988

Other assets less liabilities - (0.3)%		(198)

Total net assets - 100.0% (3)		$66,790

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $15,855, or 23.7% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$3,838	5.7%
Consumer Discretionary	14,825	22.1
Consumer Staples	1,467	2.2
Energy	3,125	4.7
Financials	10,250	15.3
Health Care	4,283	6.4
Industrials	7,668	11.5
Information Technology	15,648	23.3
Materials	4,094	6.1
Short-Term Investments	1,790	2.7

Total investments	$66,988	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$3,843	5.7%
Chilean peso	946	1.4
Chinese yuan renminbi offshore	2,149	3.2
Colombian peso	534	0.8
Euro	3,627	5.4
Hong Kong dollar	6,091	9.1
Indian rupee	5,691	8.5
Indonesian rupiah	1,144	1.7
Korean won	8,079	12.1
Malaysian ringgit	705	1.1
Mexican peso	1,213	1.8
New Taiwan dollar	9,580	14.3
Saudi riyal	287	0.4
South African rand	1,440	2.2
Thai baht	274	0.4
U.S. dollar	21,385	31.9

Total investments	$66,988	100.0%

See notes to N-PORT Part F.

Artisan Value Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.6%

Aerospace & Defense - 8.0%
Airbus SE *(1)	87	$9,493
Northrop Grumman Corp.	26	7,909
Raytheon Technologies Corp.	119	8,516

		25,918

Air Freight & Logistics - 4.1%
FedEx Corp.	51	13,347

Auto Components - 1.8%
Cie Generale des Etablissements Michelin SCA (1)	45	5,760

Biotechnology - 1.5%
AbbVie, Inc.	44	4,728

Capital Markets - 11.3%
Blackstone Group, Inc. (The), Class A	100	6,509
CME Group, Inc.	36	6,559
Goldman Sachs Group, Inc. (The)	42	11,136
Morgan Stanley	178	12,170

		36,374

Chemicals - 1.7%
Celanese Corp.	43	5,578

Communications Equipment - 2.6%
Cisco Systems, Inc.	188	8,430

Consumer Finance - 2.6%
Synchrony Financial	244	8,455

Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc., Class B *	64	14,744

Energy Equipment & Services - 2.0%
Schlumberger NV	293	6,399

Entertainment - 1.9%
Electronic Arts, Inc.	42	6,064

Health Care Equipment & Supplies - 2.5%
Medtronic plc	68	7,963

Health Care Providers & Services - 3.9%
Cigna Corp.	21	4,271
Fresenius Medical Care AG & Co. KGaA (1)(2)	101	8,402

		12,673

Hotels, Restaurants & Leisure - 5.9%
Compass Group plc (1)	571	10,635
Marriott International, Inc., Class A	65	8,547

		19,182

Insurance - 2.9%
Arch Capital Group Ltd. *	264	9,506

Interactive Media & Services - 7.2%
Alphabet, Inc., Class C *	10	18,013
Facebook, Inc., Class A *	19	5,235

		23,248

Internet & Direct Marketing Retail - 4.6%
Booking Holdings, Inc. *	7	14,673

Machinery - 0.8%
Otis Worldwide Corp.	40	2,717

Media - 4.2%
Comcast Corp., Class A	256	13,417

Oil, Gas & Consumable Fuels - 1.8%
EOG Resources, Inc.	115	5,715

Pharmaceuticals - 2.2%
Sanofi(1)	75	7,208

Semiconductors & Semiconductor Equipment - 2.4%
NXP Semiconductors NV (1)	49	7,794

Software - 2.0%
Oracle Corp.	99	6,412

Specialty Retail - 2.0%
AutoNation, Inc. *	94	6,584

Technology Hardware, Storage & Peripherals - 4.0%
Samsung Electronics Co. Ltd. (Preference) (1)(2)	190	12,902

Tobacco - 6.9%
Altria Group, Inc.	188	7,703
Philip Morris International, Inc.	105	8,686
Swedish Match AB (1)(2)	74	5,717

		22,106

Trading Companies & Distributors - 3.2%
Air Lease Corp.	233	10,367

Total common stocks (Cost $210,051)		318,264

SHORT-TERM INVESTMENTS - 1.5%

INVESTMENT COMPANIES - 1.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	1,601	1,601
Federated Treasury Obligations Fund - Institutional Class, 0.01%	1,554	1,554
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	1,554	1,554

Total short-term investments (Cost $4,709)		4,709

Total investments - 100.1% (Cost $214,760)		322,973

Other assets less liabilities - (0.1%)		(296)

Total net assets - 100.0% (3)		$322,677

Artisan Value Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	Euro
Cie Generale des Etablissements Michelin SCA	France	Euro
Compass Group plc	United Kingdom	British pound
Fresenius Medical Care AG & Co. KGaA	Germany	Euro
NXP Semiconductors NV	Netherlands	U.S. dollar
Samsung Electronics Co. Ltd. (Preference)	South Korea	Korean won
Sanofi	France	Euro
Swedish Match AB	Sweden	Swedish krona

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $27,021, or 8.4% of total net assets. See notes (A) and (B) in the accompanying notes.

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Definition
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$42,729	13.2%
Consumer Discretionary	46,199	14.3
Consumer Staples	22,106	6.8
Energy	12,114	3.8
Financials	69,079	21.4
Health Care	32,572	10.1
Industrials	52,349	16.2
Information Technology	35,538	11.0
Materials	5,578	1.7
Short-Term Investments	4,709	1.5

Total investments	$322,973	100.0%

Artisan Value Fund

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$10,635	3.3%
Euro	30,863	9.5
Korean won	12,902	4.0
Swedish krona	5,717	1.8
U.S. dollar	262,856	81.4

Total investments	$322,973	100.0%

See notes to N-PORT Part F.

ARTISAN PARTNERS FUNDS

Notes to N-PORT Part F – December 31, 2020 (UNAUDITED)

As of December 31, 2020, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of sixteen series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies

(A) Valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention.

Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Shares of open-end investment companies were valued at the latest net asset value reported by the investment company.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of

Notes to N-PORT Part F – December 31, 2020 (UNAUDITED) - (continued)

directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party valuation service when there were subsequent events or expected or unexpected market closures. The third party valuation service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV could differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences could be material to the NAV of the applicable Fund.

Securities and other assets and liabilities denominated in a foreign currency were translated into U.S. dollars using spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation

(B) Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in

Notes to N-PORT Part F – December 31, 2020 (UNAUDITED) - (continued)

pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note (A). A description of the fair value leveling techniques is described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31 , 2020 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks (1)
Developed Markets	$3,521,185	$—	$—	$3,521,185
Emerging Asia	3,904,709	—	—	3,904,709
Europe, Middle East & Africa	154,351	—	—	154,351
Latin America	603,694	—	—	603,694
Investment Companies	45,227	—	—	45,227
Total Investments	$8,229,166	$—	$—	$8,229,166
Focus
Common Stocks (1)	$1,478,190	$—	$—	$1,478,190
Options Purchased	276,836	—	—	276,836
Investment Companies	56,382	—	—	56,382
Total Investments	1,811,408	—	—	1,811,408
Written Option Contract	(28,695)	—		(28,695)
Total	$1,782,713	$—	$—	$1,782,713
Global Discovery
Common Stocks (1)
Americas	$158,557	$—	$—	$158,557
Emerging Markets	12,236	4,655	—	16,891
Europe	32,039	45,255	—	77,294
Pacific Basin	7,267	9,902	—	17,169
Investment Companies	9,925	—	—	9,925
Total Investments	$220,024	$59,812	$—	$279,836
Global Equity
Common Stocks (1)
Americas	$153,640	$—	$—	$153,640
Emerging Markets	28,325	3,559	—	31,884
Europe	41,777	44,099	—	85,876
Pacific Basin	6,631	15,834	—	22,465
Investment Companies	4,285	—	—	4,285
Total Investments	$234,658	$63,492	$—	$298,150
Global Opportunities
Common Stocks (1)
Americas	$2,577,709	$—	$—	$2,577,709
Emerging Markets	165,808	115,968	—	281,776
Europe	766,163	851,777	—	1,617,940
Pacific Basin	321,593	171,797	—	493,390
Investment Companies	211,479	—	—	211,479
Total Investments	$4,042,752	$1,139,542	$—	$5,182,294

Notes to N-PORT Part F – December 31, 2020 (UNAUDITED) - (continued)

Global Value
Common Stocks (1)
Americas	$1,055,751	$—	$—		$1,055,751
Emerging Markets	113,828	136,030	—		249,858
Europe	393,212	340,196	—		733,408
Warrant
Europe	—	482	—		482
Investment Companies	123,359	—	—		123,359
Total Investments	$1,686,150	$476,708	$—		$2,162,858
High Income
Corporate Bonds (1)	$—	$3,846,064	$—		$3,846,064
Bank Loans (1)	—	1,492,170	—		1,492,170
Convertible Bonds (1)	—	6,506	—		6,506
Preferred Stock (1)	—	—	—	(3)	—
Common Stock (1)	—	26,569	—	(3)	26,569
Investment Companies	428,404	—	—		428,404
Total Investments	428,404	5,371,309	—	(3)	5,799,713
Foreign Currency Forward Contracts (2)	—	(350)	—		(350)
Futures (2)	(60)	—	—		(60)
Total	$428,344	$5,370,959	$—	(3)	$5,799,303
International
Common Stocks and Equity-Linked Security (1)
Americas	$1,333,953	$—	$—		$1,333,953
Emerging Markets	1,419,718	248,490	—		1,668,208
Europe	2,083,514	3,694,309	—		5,777,823
Middle East	363,796	—	—		363,796
Pacific Basin	397,698	345,125	—		742,823
Investment Companies	203,050	—	—		203,050
Total Investments	$5,801,729	$4,287,924	$—		$10,089,653
International Small-Mid
Common Stocks (1)
Americas	$912,239	$—	$—		$912,239
Emerging Markets	196,876	102,068	—		298,944
Europe	1,164,024	1,433,848	—		2,597,872
Middle East	382,171	—	—		382,171
Pacific Basin	31,260	828,549	—		859,809
Investment Companies	187,833	—	—		187,833
Total Investments	$2,874,403	$2,364,465	$—		$5,238,868
International Value
Common Stocks and Equity-Linked Security (1)
Americas	$1,747,269	$174,770	$—		$1,922,039
Emerging Markets	1,862,524	2,012,409	—		3,874,933
Europe	4,729,206	4,347,241	—		9,076,447
Pacific Basin	—	166,692	—		166,692
Warrant
Europe	—	3,498	—		3,498
Investment Companies	1,229,451	—	—		1,229,451
Total Investments	9,568,450	6,704,610	—		16,273,060
Foreign Currency Forward Contracts (2)	—	(21,319)	—		(21,319)
Total	$9,568,450	$6,683,291	$—		$16,251,741
Mid Cap
Common Stocks (1)	$7,294,364	$251,496	$—		$7,545,860
Investment Companies	269,942	—	—		269,942
Total Investments	$7,564,306	$251,496	$—		$7,815,802
Mid Cap Value
Common Stocks (1)	$1,860,675	$—	$—		$1,860,675
Investment Companies	60,256	—	—		60,256
Total Investments	$1,920,931	$—	$—		$1,920,931
Select Equity
Common Stocks (1)	$12,288	$2,462	$—		$14,750
Warrant	—	4			4
Investment Companies	1,098	—	—		1,098
Total Investments	$13,386	$2,466	$—		$15,852
Small Cap
Common Stocks (1)	$3,844,210	$—	$—		$3,844,210
Investment Companies	164,323	—	—		164,323
Total Investments	$4,008,533	$—	$—		$4,008,533
Sustainable Emerging Markets
Common Stocks (1)
Developed Markets	$2,434	$—	$—	(3)	$2,434
Emerging Asia	32,635	9,497	—		42,132
Europe, Middle East & Africa	7,793	1,035	—		8,828
Latin America	6,481	5,323	—		11,804
Investment Companies	1,790	—	—		1,790
Total Investments	$51,133	$15,855	$—	(3)	$66,988
Value
Common Stocks (1)	$291,243	$27,021	$—		$318,264
Investment Companies	4,709	—	—		4,709
Total Investments	$295,952	$27,021	$—		$322,973

(1)	See the Fund’s Schedule of Investments for industry or country classifications.
(2)

Foreign currency forward contracts are valued at unrealized appreciation (depreciation). Amounts shown above are shown as net unrealized appreciation (depreciation). See the Fund’s Schedule of Investments for additional detail.

(3)	Valued at $0.

Notes to N-PORT Part F – December 31, 2020 (UNAUDITED) - (continued)

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at December 31, 2020		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
High Income Fund
Preferred Stock	$—	(1)	100% discount for lack of expected recovery	N/A
Sustainable Emerging Markets Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A

(1)	Includes one or more securities valued at $0.

Notes to N-PORT Part F – December 31, 2020 (UNAUDITED) - (continued)

As of December 31, 2020, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	High Income Fund		Sustainable Emerging Markets Fund
Balance as of September 30, 2020	$—	(1)	$—	(1)
Transfers into Level 3	—		—
Net change in unrealized appreciation (depreciation)	957		—
Purchases	—		—
Sales	—		—
Accrued Amortization	—
Realized Gain/Loss	(957)		—
Transfers out of Level 3	—		—

Balance as of December 31, 2020	$—	(1)	$—	(1)

Net change in unrealized appreciation (depreciation) for investments held as of December 31, 2020	$—		$—

(1)	Includes one or more securities valued at $0.

Notes to N-PORT Part F – December 31, 2020 (UNAUDITED) - (concluded)

(C) Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended December 31, 2020 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended December 31, 2020.

Transactions in securities of affiliates:

	As of 09/30/2020						As of 12/31/2020
Fund Security	Shares Balance	Value	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	Share Balance	Value		Dividend Income@
International Security Small-Mid Fund
AIXTRON SE*(2)	4,264	$51,485	$18,352	$—	$—	$29,186	5,681	$99,023	(1)	$—
Codemasters Group Holdings plc*(2)	7,145	33,704	10,610			36,560	9,043	80,874
Intersect ENT, Inc.*(2)	1,256	20,484	16,081			10,511	2,056	47,076
Raccoon Holdings, Inc.	1,361	27,433	6,731	—	—	(6,018)	1,697	28,146	(1)	103
Temairazu, Inc.(2)	271	14,479	3,045			(1,262)	327	16,262	(1)	38
ViewRay, Inc.*(2)	6,024	21,083	9,288	—	—	2,773	8,676	33,144

Total#		$168,668	$64,107	$—	$—	$71,750		$304,525		$141

@	Net of foreign taxes withheld, if any.
*	Non-income producing security.
#	Total value as of December 31, 2020 is presented only for those issuers that were affiliates as of December 31, 2020.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes (A) and (B) in the accompanying notes.
(2)	Issue was not an affiliate as of September 30, 2020.